As filed with the Securities and Exchange Commission on September 24, 2002

                                                  File Nos.  _____ and 811-21207

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]
                  Pre-Effective Amendment No.______                          [ ]
                  Post-Effective Amendment No.______                         [ ]

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                  Amendment No._______

                         SAFETY-FIRST INVESTMENTS TRUST
               (Exact Name of Registrant as Specified in Charter)

                   c/o U.S. Bancorp Mutual Fund Services, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
               (Address of Principal Executive Offices) (Zip Code)

                                 (414) 765-5026
              (Registrant's Telephone Number, Including Area Code)

                                 Steven J. Keltz
                              390 Greenwich Street
                               New York, NY 10013
                     (Name and Address of Agent for Service)

                                   Copies to:

 Matthew A. Chambers, Esq.                         Michael W. Zielinski, Esq.
Wilmer, Cutler & Pickering                      U.S. Bancorp Fund Services, LLC
    2445 M Street, N.W.                             615 East Michigan Street
  Washington, D.C. 20037                           Milwaukee, Wisconsin 53202



 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[   ]  immediately upon filing pursuant to paragraph (b).
[   ]  on (date) pursuant to paragraph (b).
[   ]  60 days after filing pursuant to paragraph (a)(1).
[   ]  on (date) pursuant to paragraph (a)(1).
[   ]  75 days after filing pursuant to paragraph (a)(2).
[   ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[   ]  This   post-effective   amendment  designates  a new effective date for a
previously filed post-effective amendment.

     The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.



                                 Subject to Completion, Dated September 24, 2002

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.



                                     [logo]

                            PRINCIPAL-PROTECTED FUND
                       Sub-advised by ___________________

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                      A series of SAFETY-FIRST INVESTMENTS
--------------------------------------------------------------------------------




                                   PROSPECTUS
                                __________, 2002




These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------

                                   PROSPECTUS

                            SAFETY-FIRST INVESTMENTS
                            PRINCIPAL-PROTECTED FUND
--------------------------------------------------------------------------------

Class A, B, and C Shares
____________, 2002

The Subscription Period is expected to run from, ________, 2002 through ________, 2002. The Fund's investment adviser reserves the right to extend the Subscription Period to no later than ________, 2003.

Investment Adviser
------------------
[logo]
Salomon Smith Barney, Inc.

Investment Sub-Adviser
-----------------------


Salomon Smith Barney, Inc.
Principal-Protected Fund


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Contents
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An Overview of the Fund........................................................4
Post Guarantee Period..........................................................4
Guarantee Period...............................................................4
Fund Performance...............................................................8
More on the Fund's Investments................................................11
The Guarantee.................................................................13
The Guarantor.................................................................14
Management of the Fund........................................................15
Share price...................................................................16
Choosing a class of shares to buy.............................................16
How to Purchase Shares........................................................18
How to Redeem Shares..........................................................19
Exchange Privilege............................................................21
Dividends, Distributions, and Taxes...........................................21
Comparing the Fund's classes..................................................23
Sales charges.................................................................23
More about deferred sales charges.............................................25
Service Providers.............................................................26
PRIVACY NOTICE................................................................28


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AN OVERVIEW OF THE FUND
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General Information About The Fund
The Principal-Protected Fund (the "Fund") has a Subscription Period, a Guarantee Period and a Post Guarantee Period as defined below. The Fund's objectives and strategies may be changed without shareholder approval.

Subscription Period
Shares of the Fund will be offered during the Subscription Period but will not be offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period. The Subscription Period is expected to run from ________, 2002 through ________, 2002. The Fund's investment adviser reserves the right to extend the Subscription Period until no later than ________, 2003. All orders and applications to purchase shares must be received by the end of the Subscription Period.

Guarantee Period
The Guarantee Period will run from the next business day after the end of the Subscription Period (________, 2002 or such later date determined by the Fund's investment adviser) through five years from that date, or if that day is not a business day, the first business day thereafter (the "Guarantee Maturity Date"). During the Guarantee Period, the Fund seeks some capital growth, while preserving principal. The Fund guarantees (the "Guarantee") that the value of a shareholder's account on the Guarantee Maturity Date will be no less than the value of that shareholder's invested account excluding any sales load paid (the "Guaranteed Amount"). If a shareholder takes any distributions or dividends in cash instead of reinvesting them, or if a shareholder redeems any shares before the Guarantee Maturity Date, the shareholder's Guaranteed Amount will be reduced as more fully described below. The shareholder's Guaranteed Amount also will be reduced by certain expenses, if any, paid by the Fund during the Guarantee Period that are not covered by the Expense Limitation Agreement with the Fund's investment adviser (as more fully described under "Fee table" on page __). The Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued for the benefit of the shareholders of the Fund by Ambac Assurance Corporation (the "Guarantor"), a leading guarantor of municipal and structured finance obligations.

Post Guarantee Period
During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund expects to seek long-term growth of capital through investments primarily in common stocks and other equity securities.

If on the Guarantee Maturity Date the value of shareholders' accounts is less than the Guaranteed Amount for all shareholders, the Fund will liquidate and shareholders will receive the value of their accounts, increased by payments made by the Guarantor, up to the Guaranteed Amount, pursuant to the financial guarantee insurance policy insuring the Guarantee. In that event, the Fund will not commence the Post Guarantee Period.

--------------------------------------------------------------------------------
Guarantee Period
--------------------------------------------------------------------------------

Guarantee Period Investment Objective
During the Guarantee Period, the Fund seeks some capital growth, while preserving principal.

Principal Investment Strategy During the Guarantee Period

Under normal market conditions, during the Guarantee Period the Fund's assets are allocated between:

o An equity component, consisting primarily of common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, and

o    A  fixed  income  component,   consisting   primarily  of  U.S.  Government
     securities.

Asset allocation
Under the general supervision of the Fund's investment adviser, Salomon Smith Barney, Inc. (the "Adviser"), the sub-adviser, ____________ (the "Sub-Adviser"), determines the percentage of assets allocated to the equity component and to the fixed income component by evaluating a number of factors, including, but not limited to:

o the market value of the Fund's assets as compared to the aggregate Guaranteed Amount;

o    the prevailing level of interest rates;

o    equity market volatility; and

o    the length of time remaining until the Guarantee Maturity Date.

The initial allocation of Fund assets between the equity component and the fixed income component will be determined principally by the prevailing level of interest rates. If, at the inception of the Guarantee Period interest rates are low, more assets will be allocated to the fixed income component. This could result in the Fund's assets being largely invested in fixed income securities at the inception of the Guarantee Period. Generally, as the market value of the equity component rises, more assets are allocated to the equity component, and as the market value of the equity component declines, more assets are allocated to the fixed income component.

The model may require the Fund to have a portfolio turnover rate in excess of 200%. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year.

Equity component
The Fund will invest the equity component primarily in common stocks and common stock equivalents of U.S. companies, such as preferred stocks and securities convertible into common stocks, of companies the Sub-Adviser believes are undervalued in the marketplace. While the Fund selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the Sub-Adviser believes smaller companies offer more attractive value opportunities.

Equity selection process
The Sub-Adviser employs a two-step stock selection process in its search for undervalued stocks of temporarily out of favor companies. First, the Sub-Adviser uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the Sub-Adviser looks for a positive catalyst in the company's near-term outlook that the Sub-Adviser believes will accelerate earnings or improve the value of the company's assets. The Sub-Adviser also emphasizes companies in those sectors of the economy it believes are undervalued relative to other sectors.

When evaluating an individual stock, the Sub-Adviser looks for:

o    Low market valuations measured by the Sub-Adviser's valuation models
o    Positive changes in earnings prospects because of factors such as:
     o    New, improved, or unique products and services
     o    New or rapidly  expanding  markets  for the  company's  products
     o    New management
o Changes in the economic, financial, regulatory, or political environment particularly affecting the company
o    Effective research, product development, and marketing
o    A business strategy not yet recognized by the marketplace

Fixed income component
The fixed income component will consist primarily of securities issued or guaranteed by the U.S. Government. The weighted average duration of the fixed income component is expected to correspond (within approximately one month) to the period remaining until the Guarantee Maturity Date. Generally, fixed income securities with shorter durations are less sensitive to changes in interest rates. The fixed income component may include securities called STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. The Fund does not expect to invest in interest-only STRIPS. The fixed income component may also include futures on U.S. Treasury securities and money market instruments.

Principal Investment Risks during the Guarantee Period

o Guarantee period risks. The principal risks of an investment in the Fund during the Guarantee Period are those generally attributable to stock and bond investing. The success of the Fund's strategy depends on the Sub-Adviser's ability to allocate assets between the equity component and the fixed income component and in selecting investments within each component. Because the Fund may invest in both stocks and bonds, the Fund may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor.

     Despite these risks, a shareholder who automatically reinvests all dividends and distributions and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than the value of that shareholder's account as of the close of business on the last day of the Subscription Period, less certain expenses.

     If, during the Guarantee Period, the equity markets or interest rates decline, or upon certain other non-market events, the Fund's Sub-Adviser may reallocate additional Fund assets to the fixed income portion of the Fund. If all of the Fund's assets are reallocated to the fixed income portion, the reallocation may be irreversible. In this circumstance, the Fund would not participate in any subsequent recovery in the equity markets. Use of the fixed income component reduces the Fund's ability to participate as fully in upward equity market movements, and therefore represents some loss of opportunity, or opportunity cost, compared to a portfolio that is more heavily invested in equities.

o Equity component risks. Equity investments involve risks. Investors could lose money on their investment in the Fund, or the Fund may not perform as well as other investments, if any of the following occurs:

     o    Stock prices decline generally

     o    The  Sub-Adviser's   judgment  about  the  attractiveness,   value  or
          potential appreciation of a particular stock is incorrect

     o An adverse event, such as negative press reports about a company in which the Fund invests, depresses the value of the company's stock

     o The markets strongly favor growth stocks over stocks with value characteristics

     o Small or medium capitalization companies fall out of favor with investors

     Compared to mutual funds that focus only on large capitalization companies, the Fund's share price may be more volatile to the extent that the Fund may also invests a significant portion of its assets in small and medium capitalization companies.

     Compared to large companies, small and medium capitalization companies are more likely to have:

     o    More limited product lines
     o    Fewer capital resources
     o    More limited management depth

     Further, securities of small and medium capitalization companies are more likely to:

     o    Experience sharper swings in market values
     o Be harder to sell at times and at prices the Sub-Adviser believes appropriate
     o    Offer greater potential for gains and losses

o Fixed income component risks. The principal risk associated with investing in bonds is that interest rates may rise, which generally causes bond prices to fall. The market value of zero coupon bonds (which may include STRIPS) generally is more volatile than the market value of fixed income securities with similar maturities that pay interest periodically.

     If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be invested largely in the fixed income component to increase the likelihood of preserving the value of the Fund as measured at the inception of the Guarantee Period.

o Asset allocation risks. The asset allocation process could result in additional transaction costs such as brokerage commissions. This process can have an adverse effect on the performance of the Fund during periods of increased equity market volatility. In addition, a high portfolio turnover rate, which may also have an adverse effect on the performance of the Fund, may increase the Fund's transaction costs and may generate taxable capital gains.

     The terms of the financial guarantee agreement executed in connection with the Guarantee impose certain limitations on the manner in which the Fund may be managed during the Guarantee Period. Accordingly, the financial guarantee agreement could limit the Sub-Adviser's ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

o Manager risks. Manager risk is the risk that the Fund's Sub-Adviser will do a poor job of selecting securities and thus fail to meet the Fund's investment objective.

Shares of the Fund may fall in value and you could lose money by investing in the Fund if:

o the Fund incurs certain expenses that are not covered by the expense limitation agreement with the Sub-Adviser

o    you do not automatically reinvest dividends and distributions

o    you redeem your shares before the Guarantee Maturity Date

o    you continue to hold Fund shares after the Guarantee Maturity Date

o    the Guarantor becomes insolvent or its creditworthiness deteriorates

For a discussion of additional risks, see "More on the Fund's Investments" later in this Prospectus.

--------------------------------------------------------------------------------
Post Guarantee Period
--------------------------------------------------------------------------------

Post Guarantee Period Investment Objective
During the Post Guarantee Period, the Fund expects to seek long-term growth of capital. Current income will be a secondary consideration.

If, on the Guarantee Maturity Date, the value of shareholder's accounts is less than the Guaranteed Amount for all shareholders, the Fund will liquidate and each shareholder will receive the value of his or her account, increased by payments made by the Guarantor, up to the Guaranteed Amount, pursuant to the financial guarantee insurance policy insuring the Guarantee. In that event, the Fund will not commence the Post Guarantee Period.

Principal Investment Strategy During the Post Guarantee Period
During the Post Guarantee Period, the Fund's principal investment strategies are expected to be the same as those described above under the equity component of the Guarantee Period.

o Post Guarantee Period risks. The principal risks of an investment in the Fund during the Post Guarantee Period are expected to be those generally described under "Principal Investment Risks During the Guarantee Period - Equity component risks."

For a discussion of additional risks, see "More on the Fund's Investments" later in this Prospectus.

Who may want to invest

The Fund may be an appropriate investment if:

o You are willing to accept reduced participation in the growth potential of the stock market in exchange for a guarantee of principal during the Guarantee Period.

o    You do not require distributions or withdrawals.

o    Your investment horizon is longer term -- more than five years.

--------------------------------------------------------------------------------
                                Fund Performance
--------------------------------------------------------------------------------

Because the Fund is a new fund, there is no performance information to include in this Prospectus.


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                                    Fee Table
--------------------------------------------------------------------------------

This table sets forth the fees and expenses you may pay if you buy and hold shares of the Fund. These fees and expenses are described in the tables below and further explained in the example that follows.

--------------------------------------------- -------- -------- -------------
Shareholder fees
(fees paid directly from your investment)     Class A   Class B    Class C
--------------------------------------------- -------- -------- -------------
Maximum sales charge (load) imposed on
     purchases (as a % of offering price)      5.00%     None       1.00%
Maximum deferred sales charge (load) (as a %
     of the lower of net asset value at
     purchase or redemption)                   None(1)   5.00%       1.00%

--------------------------------------------------------------------------------
Annual Fund operating expenses                  Class A      Class B    Class C
--------------------------------------------- ----------- ----------- ----------
Guarantee Period
(expenses deducted from Fund assets)

Management fee                                   1.00%       1.00%       1.00%
Distribution (12b-1) fees
(includes service fees)                          0.25%       1.00%       1.00%
Guarantee Fee                                    0.75%       0.75%       0.75%
Other expenses(2)                                0.47%       0.47%       0.47%
                                                 -----       -----       -----
         Total annual Fund operating expenses    2.47%       3.22%       3.22%
Waiver and reimbursements(3)                    (0.52)%     (0.52)%     (0.52)%
                                                -------     -------     -------
         Net annual Fund operating expenses      1.95%       2.70%       2.70%
                                                 =====       =====       =====

Post Guarantee Period
(expenses deducted from Fund assets)            Class A     Class B    Class C
--------------------------------------------------------------------------------
Management fee                                   1.00%      1.00%       1.00%
Distribution (12b-1) fees
(includes service fees)                          0.25%      1.00%       1.00%
Guarantee Fee                                    0.00%      0.00%       0.00%
Other expenses(2)                                0.47%      0.47%       0.47%
                                                 -----      -----       -----
         Total annual Fund operating expenses    1.72%      2.47%       2.47%
Waiver and reimbursements(3)                    (0.52)%    (0.52)%     (0.52)%
                                                -------    -------     -------
         Net annual Fund operating expenses      1.20%      1.95%       1.95%
                                                 =====      =====       =====

----------------------------------------------------

(1) You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.
(2) The amounts set forth in "Other expenses" have been estimated based on expenses the Fund expects to incur during its first fiscal year.
(3) The Adviser has entered into a written Expense Limitation Agreement dated with the Fund under which it will limit expenses of the Fund during the Guarantee Period and Post Guarantee Period, excluding expenses such as interest, taxes, and extraordinary expenses, subject to possible reimbursement to the Adviser within three years, to a maximum of 1.95% in the case of Class A shares and 2.70% in the case of Class B and Class C shares. The agreement will expire ____, 2003, but may be renewed by the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund during the Guarantee Period with the costs of investing in other mutual funds over the same period of time. Your actual costs may be higher or lower. The example assumes:

o    You invest $10,000 in the Fund for the periods shown

o    Your investment has a 5% return each year

o    You reinvest all distributions and dividends without a sales charge

o    The Fund's operating expenses remain the same

--------------------------------------------------------------------------------
                                 Number of years you own your shares
--------------------------------------------------------------------------------

                                         1 YEAR               3 YEARS

With redemption:
-------------------
Class A                               $      688            $     1,184
Class B                               $      773            $     1,256
Class C                               $      469            $     1,034

Without redemption:                      1 YEAR               3 YEARS
-------------------
Class A                               $      688            $     1,184
Class B                               $      273            $       944
Class C                               $      370            $     1,034


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More on the Fund's Investments
--------------------------------------------------------------------------------

Equity securities
During the Guarantee Period and Post Guarantee Period the Fund invests in equity securities. Equity securities include common stocks traded on an exchange or in the over-the-counter market, preferred stocks, rights, depositary receipts, trust certificates, limited partnership interests, and shares of other investment companies and real estate investment trusts.

Other investment companies
During the Guarantee Period and the Post Guarantee Period the Fund may invest in other investment companies, subject to the limits of the Investment Company Act of 1940 (the "1940 Act"). These investments may include interests in exchange traded funds and unit investment trusts. The return on investments in other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment companies and there will be a layering of certain fees and expenses.

Derivatives
During the Guarantee Period and Post Guarantee Period the Fund may, but need not, use derivatives, such as futures contracts, options on securities indices, and interest rate swaps, for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market prices or interest rates

o    As a substitute for buying or selling securities

o    To enhance the Fund's return

A derivative contract will obligate or entitle the Fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. If the Fund invests in derivatives, even a small investment can have a big impact on the Fund's stock and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit, from or may lose money on, derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make the Fund's assets less liquid and harder to value, especially in declining markets, and the counterparty may fail to honor contract terms. Derivatives may not be available on terms that make economic sense (for example, they may be too costly).

Foreign investments
The Fund may invest in foreign securities. The Fund may invest directly in foreign issuers or invest in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), or Global Depositary Receipts ("GDRs"). EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world. During the Guarantee Period the Fund may only invest in foreign securities that are traded on a U.S. market.

Investing in foreign issuers may involve unique risks compared to investing in the securities of U.S. issuers. Some of these risks do not apply to larger, more developed countries. These risks are more pronounced if the Fund invests significantly in one country. These risks may include:

o Less information about non-U.S. issuers or markets may be available due to less rigorous disclosure and accounting standards or regulatory practices.

o The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading.

o The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession.

o Economic, political, and social developments may adversely affect the securities markets.

o Foreign government obligations involve the risk of debt moratorium, repudiation, or renegotiation, and the Fund may be unable to enforce its rights against the issuers.

Debt securities
The Fund may invest in debt securities, also called fixed income securities. Fixed income securities include bonds, notes (including structured notes), and money market instruments. Fixed income securities may be issued by U.S. and foreign corporations or entities; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; and foreign governments and their political subdivisions. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind, and auction rate features. During the Guarantee Period, the Fund's fixed income component would consist primarily of U.S. Government securities and money market instruments.

Investing in debt securities involves certain risks that may cause the Fund not to perform as well as other investments. If interest rates go up, the prices of fixed-income securities may decline, thereby reducing the value of the Fund's investments in debt securities. The issuer of a security owned by the Fund may default on its obligation to pay principal and/or interest or have its credit rating downgraded. During periods of declining interest rates, there is call or prepayment risk, meaning that the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Fund to reinvest in lower yielding securities. During times of rising interest rates, there is extension risk, meaning that the average life of certain types of securities may be extended because of slower than expected principal payments. This may lock in a below-market interest rate, increase the security's duration, and reduce the value of the security.

Cash management
The Fund may hold cash pending investment, and may invest in money market instruments, repurchase agreements, and reverse repurchase agreements for cash management and other purposes.

Portfolio turnover
The Fund may engage in active and frequent trading to achieve its principal investment strategies. This may lead to the realization and distribution to shareholders of higher capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund's performance.

Temporary defensive positions
The Fund may depart from its principal investment strategies in response to adverse market, economic, or political conditions by taking temporary defensive positions in money market instruments, short-term debt securities, or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

The Fund may also use other strategies and invest in other securities that are described, along with their risks, in the Statement of Additional Information ("SAI"). However, the Fund may not use all of the strategies and techniques or invest in all of the types of securities described in this Prospectus or in the SAI. There are many other factors, which are described in the SAI, that could affect the Fund's investment performance.

Other risks of investing in the Fund
If Fund assets do not reach $50 million by the end of the Subscription Period, in the event of severe market volatility or adverse market conditions during the Subscription Period, or if for any other reason the Fund's Board of Trustees deems it advisable, the Board of Trustees reserves the right to liquidate the Fund. In that event, the Fund will not commence the Guarantee Period, but instead will continue to be invested primarily in money market instruments and short-term debt securities. Fund shareholders will then be entitled to receive the greater of: (a) their initial investment (including the amount of their Class A or Class C front-end sales load, if applicable) or (b) the then-current net asset value of their shares, plus accrued dividends.

If you may need access to your money at any point before the Guarantee Maturity Date or if you prefer to receive your dividends and distributions in cash, you should consider the appropriateness of investing in the Fund. Redemptions made for any reason before the Guarantee Maturity Date will be made at NAV, may be subject to a deferred sales charge, and are not eligible for the Guarantee. Any distributions that you receive in cash will reduce your Guaranteed Amount, as described later in this Prospectus. Also, certain Fund expenses not covered by the Expense Limitation Agreement with the Fund's Adviser, such as extraordinary expenses, are not covered by the Guarantee.

The Fund's ability to pay shareholders the Guaranteed Amount depends on the financial condition of the Guarantor. If the Guarantor becomes insolvent, or its creditworthiness deteriorates, payment under the Guarantee may not be made or may become unlikely. In these circumstances, the Fund would consider a variety of options, including liquidating the Fund on or before the Guarantee Maturity Date. Shareholders might suffer a loss of principal.

--------------------------------------------------------------------------------
The Guarantee
--------------------------------------------------------------------------------

The Fund seeks to provide investors with some of the upside earnings potential available in rising equity markets while also providing a hedge against a falling equity marketplace. The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem his or her shares for an amount no less than the Guaranteed Amount. A shareholder who automatically reinvests all dividends and distributions made by the Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares held on the Guarantee Maturity Date for an amount no less than his or her account value as of the close of business on the last day of the Subscription Period, less certain expenses, if any, not covered by the Expense Limitation Agreement with the Adviser. The Guarantee is backed by an unconditional and irrevocable financial guarantee from the Guarantor pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund. The Board may amend the terms of the Guarantee and related insurance policy at any time without shareholder approval. The Fund will pay to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If, on the Guarantee Maturity Date, the actual value of the shareholders' accounts is less than the Guaranteed Amount for the shareholders, the Fund will liquidate and the Guarantor will pay an amount sufficient to ensure that each shareholder's account can be redeemed for an amount no less than his or her Guaranteed Amount. Shareholders would then receive their Guaranteed Amounts, and the Fund would not commence the Post Guarantee Period.

During the Post Guarantee Period your investment in the Fund will no longer be subject to the Guarantee and the value of your investment may fluctuate. See the SAI for additional details regarding the Guarantee.

In summary, if you maintain your Fund investment through the Guarantee Maturity Date, make no redemptions, and reinvest all dividends and distributions, you will be entitled to redeem your shares held as of the Guarantee Maturity Date for:

o    the amount you paid for your shares minus any up-front sales charges minus

o your share of certain Fund expenses, if any, during the Guarantee Period that are not covered by the Expense Limitation Agreement with the Adviser.

If you redeem Fund shares, or take a dividend or distribution in cash before the Guarantee Maturity Date, the reduction in your Guaranteed Amount may be more or less than the cash you receive. See the SAI for the calculation of the Guarantee per share.

See "Dividends, Distribution and Taxes - Guarantee" for additional details regarding the Guarantee.

--------------------------------------------------------------------------------
The Guarantor
--------------------------------------------------------------------------------

Ambac Assurance Corporation, the Guarantor, was incorporated on February 25, 1970 and is the principal operating subsidiary of Ambac Financial Group, Inc. ("AFG"). The Guarantor is a leading guarantor of municipal and structured finance obligations. The Guarantor is a Wisconsin-domiciled stock insurance corporation regulated by the Office of the Commissioner of Insurance of the State of Wisconsin and licensed to do business in 50 states, the District of Columbia, the Commonwealth of Puerto Rico and the Territory of Guam.

The Guarantor has earned triple-A ratings, the highest ratings available, from Moody's Investors Services, Inc., Standard & Poor's Ratings Services, a division of The McGraw-Hill Companies, Inc., and Fitch Ratings, Inc. These ratings are an essential part of the Guarantor's ability to provide credit enhancement. The address of the Guarantor's administrative offices and its telephone number are One State Street Plaza, 19th Floor, New York, New York and (212) 668-0340.

The Guarantor makes no representation regarding the shares or the advisability of investing in the Fund and makes no representation regarding, nor has it participated in the preparation of, this Prospectus other than the information supplied by it and presented under this heading.

The Guarantor is a wholly owned subsidiary of AFG, a publicly-held company. AFG, incorporated on April 29, 1991 and headquartered in New York City, is a holding company whose subsidiaries provide financial guarantees and financial services to clients in both the public and private sectors around the world. AFG is subject to the informational requirements of the Securities Exchange Act of 1934, and in accordance therewith files reports and other information with the U.S. Securities and Exchange Commission (the "SEC"). Such reports and other information may be inspected and copied at the public reference facilities maintained by the SEC. See the back cover of this Prospectus to find out how to obtain these reports and information. The description of the Guarantor provided herein should be read in conjunction with the description relating to the Guarantor, its business, condition, and performance and insurance regulatory matters included in AFG's most recent Annual Report on Form 10-K and other subsequent reports filed with the SEC by AFG.

--------------------------------------------------------------------------------
Management of the Fund
--------------------------------------------------------------------------------

Investment Adviser
The Fund's investment adviser is Salomon Smith Barney, Inc. The Adviser's address is 390 Greenwich Street, New York, New York 10013, and it is registered as an investment adviser with the SEC.

The Adviser is a subsidiary of Citigroup, Inc. Citigroup businesses provide a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking, and trading -- and use diverse channels to make them available to consumer and corporate customers around the world.

Citigroup affiliates, including their directors, officers, or employees, may have banking and investment banking relationships with the issuers of securities that are held by the Fund. However, in making investment decisions for the Fund, the Adviser does not obtain or use material inside information acquired by any division, department, or affiliate of Citigroup in the course of those relationships.

Sub-Adviser
The Adviser and the Safety-First Investments, on behalf of the Fund, have entered into a sub-advisory agreement with Sub-Adviser. The Sub-Adviser is solely responsible for making investment decisions for the Fund's investment portfolio. The Adviser oversees the Sub-Adviser for compliance with the Fund's investment policies and guidelines and monitors the Sub-Adviser's adherence to its investment style. The Fund's Board of Trustees supervises the Adviser and the Sub-Adviser and establishes policies that they must follow in their management activities.

[More bio info on the Sub-Adviser]

Portfolio management during the Guarantee Period

Equity component. The Sub-Adviser is responsible for the day-to-day management of the Fund during the Guarantee and Post Guarantee Periods. For the past five years, __________ has been __________________.

Fixed income component and asset allocation. _____________serves as the strategist for the Fund and his team is responsible for the fixed income component and the allocation of Fund assets between the equity and fixed income components. For the past five years, __________ has been __________________.

Management fee. The Adviser will be paid a management fee equal to 1.00% of the Fund's average daily net assets during the Guarantee Period and Post Guarantee Period. From this fee, the Adviser pays the Sub-Adviser a fee of __% of the Fund's average daily net assets

If at any time the Fund is 100% invested in fixed income securities and it is anticipated that the Fund will continue to be so invested, the Adviser may propose, and the Board may consider, a reduction or waiver of the management fee.



--------------------------------------------------------------------------------
Share price
--------------------------------------------------------------------------------

You may buy, exchange, or redeem shares at their net asset value ("NAV"), plus any applicable sales charge, next determined after receipt of your request in good order. Shares of the Fund may be purchased only during the Subscription and Post Guarantee Periods. The Fund's NAV is the value of its assets minus its liabilities. NAV is calculated separately for each class of shares. The Fund calculates its NAV every day the New York Stock Exchange ("NYSE") is open. This calculation is done when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

The Fund generally values its securities based on market prices or quotations. When reliable market prices or quotations are not readily available, the Fund may price those securities using fair value procedures approved by the Board. The Fund may also use fair value procedures to price securities if a significant event occurs between the time at which a market price is determined but before the time at which the Fund's NAV is calculated. The use of fair value procedures to price securities may result in a valuation of those securities by the Fund is higher or lower than actual market quotations or higher or lower than another fund's valuation using its own fair value procedures to price the same securities.

International markets may be open on days when U.S. markets are closed, and the value of foreign securities owned by the Fund could change on days when you cannot buy or redeem shares. As a result, the NAV of the Fund's shares may change on days when shareholders will not be able to redeem shares.


--------------------------------------------------------------------------------
Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among three classes of shares: Class A, Class B, and Class C. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts during the Subscription and/or Post Guarantee Periods, buying Class A shares may help you reduce sales charges and ongoing expenses. For Class A shares, please keep in mind that the amount of your investment that was applied to pay the initial sales charge will not be covered by the Guarantee.

o For Class B shares, all of your purchase amount and, for Class C shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class C shares, but only if the Fund performs well.

o Class C shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares and Class C shares do not, Class B shares may be more attractive to long-term investors.

Minimum Investments:
------------------------------------------------------ ----------- ------------
                                                         Initial    Additional
                                                       All Classes All Classes
------------------------------------------------------ ----------- ------------

General                                                    $1,000   $  100
IRAs, Self Employed Retirement Plans, Uniform
        Gift to Minor Accounts                             $1,000   $  100
Qualified Retirement Plans*                                $1,000   $  100
Simple IRAs                                                $1,000   $  100
Monthly Systematic Investment Plans**                      $1,000   $  100
Quarterly Systematic Investment Plans**                    $1,000   $  100
-------------------------------------------------------------------------------

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans.

**   Only available during the Post Guarantee Period.


--------------------------------------------------------------------------------
How to Purchase Shares
--------------------------------------------------------------------------------

Shares of the Fund may be purchased only during the Subscription and Post Guarantee Periods.

--------------------------------------------------------------------------------
Good Order: When making a purchase request, make sure your request is in good order. "Good order" means your purchase request includes:

o    the name of the Fund
o    the dollar amount of shares to be purchased
o    a completed purchase application or investment stub
o    check payable to Safety-First Investments
--------------------------------------------------------------------------------

All orders for Fund shares (applications and payments to purchase shares during the Subscription Period) must be received by the transfer agent in good order by the end of the Subscription Period (4:00 p.m. Eastern time on ________, 2002 or a later date determined by the Fund's Adviser).

Shares of the Fund are sold at NAV, subject to the applicable sales charge, and will be credited to a shareholder's account at the NAV next computed after an order is received. The minimum initial investment for both regular accounts and individual retirement accounts is $1,000. The minimum subsequent investment for both types of accounts is $100. The Fund reserves the right to reject any purchase order if, in its opinion, it is in the Fund's best interest. A service fee of $25.00 will be deducted from a shareholder's Fund account for any purchases that do not clear due to insufficient funds.

Purchase through Brokers or Agents
You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor. The broker or agent may set its own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent.

Investing by Telephone
If you have completed the Telephone Purchase Authorization section of the New Account Application Form, you may purchase additional shares by calling the Fund toll free at _______. This option allows investors to move money from their bank account to their Fund account upon request. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for telephone transactions.

The minimum telephone purchase is $100. You may not use telephone transactions for your initial purchase of a Fund's shares.

Automatic Investment Plan
After an account has been established, you may purchase shares of the Fund through an Automatic Investment Plan ("AIP"). You can have money automatically transferred from your checking, savings or bank money market account on a weekly, bi-weekly, monthly, bi-monthly, or quarterly basis.

To be eligible for this plan, your bank must be a domestic institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the transfer agent has received your request.

Purchase By Mail
To purchase a Fund's shares by mail, simply complete and sign the enclosed New Account Application Form and mail it, along with a check or money order made payable to Safety-First Investments:

Regular Mail                               Overnight or Express Mail
Safety-First Investments                   Safety-First Investments
Principal-Protected Fund                   Principal-Protected Fund
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Purchase By Wire
Before wiring any funds please call ________ to notify the Fund that the wire is coming and to verify the proper wire instructions so that the wire is properly applied when received. The Fund is not responsible for delays resulting from the banking or Federal Reserve wire system. Please use the wiring instructions as follows:

o        Wire to:   U.S. Bank, N.A.
o        ABA Number: 042000013
o        Credit:    U.S. Bancorp Fund Services, LLC
o        Account:   112-952-137
o        Further Credit: Safety-First Investments
                         Principal-Protected Fund
                         (Shareholder Name/Account Registration)
                         (Shareholder Account Number)

Immediately send a completed New Account Application Form to the Fund at the above address to have all accurate information recorded to your account.

Subsequent Investments
You may add to your account at any time by purchasing shares by mail, by telephone, or by wire (minimum $100). You must call to notify the Fund at _________ before wiring. A remittance form, which is attached to your individual account statement, should accompany any investments made through the mail. All purchase requests must include your shareholder account number. All subsequent purchases are subject to the applicable sales charges.

Individual Retirement Accounts
You may invest in the Fund by establishing a tax-sheltered individual retirement account. The Fund offers Traditional IRA, Roth IRA, and Education Savings Accounts. For additional information on IRA options, please call ___________.



--------------------------------------------------------------------------------
How to Redeem Shares
--------------------------------------------------------------------------------

In General
You may redeem part or all of the Fund's shares on any business day that the Fund calculates its NAV. To redeem shares, you must contact the Fund either by mail or by phone to place a redemption order. You should request your redemption before the NYSE closes to obtain that day's closing NAV. Redemption requests received after the close of the NYSE will be treated as though received on the next business day. Keep in mind that Class B and Class C shares may be subject to a contingent deferred sales charge.

The Fund will generally mail redeemed proceeds the next business day and, in any event, no later than seven days after the receipt of a redemption request in "good order" (see below). Please note, however, that when a purchase order has been made by check, or ACH purchase, the Fund will not be able to honor your redemption request until the check or ACH purchase has cleared. This may take up to 12 days.

Proceeds from redemption requests will be sent to the address of record. If the proceeds from a redemption are requested to be sent to an address other than the address of record, or if the address of record has been changed within 15 days of the redemption request, the request must be in writing with your signature guaranteed. Signature guarantees can be obtained from banks and securities dealers, but not from a notary public. The Fund will not be responsible for interest lost on redemption amounts due to lost or misdirected mail.

Written Redemption
You can execute most redemptions by furnishing an unconditional written request to the Fund to redeem your shares at the current NAV. Redemption requests in writing should be sent to the transfer agent at:

Regular Mail                               Overnight or Express Mail
Safety-First Investments                   Safety-First Investments
Principal-Protected Fund                   Principal-Protected Fund
c/o U.S. Bancorp Fund Services, LLC        c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701                               615 East Michigan Street, 3rd Floor
Milwaukee, WI 53201-0701                   Milwaukee, WI 53202

Requests for redemption in "good order" must:

o    indicate the name of the Fund,

o be signed exactly as the shares are registered, including the signature of each owner,

o    specify the number of shares or dollar amount to be redeemed,

o    indicate your account registration number, and

o    include your social security number or tax identification number.

Telephone Redemption
If you are authorized to perform telephone transactions (either through your New Account Application Form or by subsequent arrangement in writing with the Fund) you may redeem shares in any amount, but not less than $100, by instructing the Fund at ______. A signature guarantee is required of all shareholders in order to qualify for or to change telephone redemption privileges.

Neither the Fund nor any of their service providers will be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the Fund will use reasonable procedures, such as requesting:

o    that you correctly state your Fund account number
o    the name in which your account is registered
o the social security or tax identification number under which the account is registered
o    the address of the account holder, as stated in the New Account Application
     Form

Wire Redemption
Wire transfers may be arranged to redeem shares. However, the transfer agent charges a $15 fee per wire redemption against your account for this service. The minimum wire redemption amount is $100.

Systematic Withdrawal Plan
If you own shares with a value of $10,000 or more, you may participate in the Systematic Withdrawal Plan. The Systematic Withdrawal Plan allows you to make automatic withdrawals from your account at regular intervals. Money will be transferred from your Fund account to the account you chose and at the interval you selected on the New Account Application Form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the Systematic Withdrawal Plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions. The Systematic Withdrawal Plan is not recommended for Class B or Class C shares.

The Fund's Right to Redeem an Account
The Fund reserves the right to redeem the shares of any shareholder whose account balance is less than $500, other than as a result of a decline in the NAV of the Fund or unless the shareholder is an active participant in the AIP. The Fund will provide shareholders with written notice 30 days before redeeming the shareholder's account.

IRA Redemption
If you are an IRA shareholder, you must indicate on your redemption request whether or not to withhold federal income tax. Requests that do not indicate a preference will be subject to withholding.

Householding
In an effort to decrease costs, the Funds will start reducing the number of duplicate prospectuses, annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts. Call toll-free at ________ to request individual copies of these documents. The Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.



--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------

In the future, Safety-First Investments may offer additional funds (each, a "Fund" and collectively, the "Funds"). If additional Funds are offered, shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of the other Fund on any business day by contacting the Funds' transfer agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days' notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short or long-term capital gains or losses. An exchange request received in good order prior to the close of the NYSE will be made at that day's closing NAV. Exchanges of Class B or Class C shares to another Fund's Class B or Class C shares will not affect the contingent deferred sales charge timeline (See "More About Deferred Sales Charge"). In all cases, shareholders will be required to pay a sales charge only once. Please note that the Fund's transfer agent will charge your account a $5.00 fee for every exchange made via telephone.

Because excessive trading can hurt the Funds' performance and shareholders, the Funds reserve the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange that would not be, in the judgment of the Funds, in the best interest of the Funds or their shareholders.

--------------------------------------------------------------------------------
Dividends, Distributions, and Taxes
--------------------------------------------------------------------------------

Dividends
The Fund generally declares and pays dividends annually and makes capital gain distributions, if any, once a year, typically in December. The Fund may pay additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. You do not pay a sales charge on reinvested distributions or dividends. Capital gain distributions and dividends are reinvested in additional Fund shares of the same class you hold. Both dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of a payment, the share price (or NAV per share) of the Fund will be reduced by the amount of the payment.

Unless you instruct the Fund otherwise, dividends and distributions paid by the Fund will be reinvested in additional shares of the Fund. An election to have all dividends and distributions paid in cash will reduce the Guaranteed Amount as described above. Dividends and distributions paid to shareholders are taxable even if they are reinvested in the Fund.

Taxes
In general, redeeming shares, exchanging shares, and receiving distributions (whether in cash or additional shares) are all taxable events. The Guaranteed Amount does not include taxes owed or paid by a shareholder as a result of any of these taxable events.

--------------------------------------------------------------------------------
Transaction                              Federal Tax Status
--------------------------------------------------------------------------------
Redemption or exchange of shares         Usually capital gain or loss; long-term
                                         if shares owned more than one year

Long-term capital gain distributions     Long-term capital gain

Short-term capital gain distributions    Ordinary income

Dividends                                Ordinary income
--------------------------------------------------------------------------------

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the Fund is about to declare a distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the Fund will provide you with information about the distributions and dividends you received and any redemptions of shares during the previous year. If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your distributions, dividends, and redemption proceeds. Back-up withholding will reduce the Guaranteed Amount. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

The asset allocation process may result in the realization of additional gains. It may also result in a larger portion of any net gains being treated as short-term capital gains, which would be taxed as ordinary income when distributed to shareholders. As noted above, distributions of any gains and income will be taxable to shareholders even if those distributions are reinvested in Fund shares. Shareholders may receive taxable distributions of income from investments included in the fixed income component even in situations where the Fund has capital losses from investments in the equity component. If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

Guarantee
If it is necessary for the Guarantor to make a payment in connection with the Guarantee, this payment will likely be considered to reduce any otherwise allowable capital losses or in the absence of losses be treated as additional capital gain.



--------------------------------------------------------------------------------
Comparing the Fund's classes
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
                            Class A                    Class B                 Class C
-------------------------------------------------------------------------------------------------------------------

Key features    o  Initial sales charge         o  No initial sales        o  Initial sales charge
                                                   charge                  o  Deferred   sales   charge
                o  You  may   qualify  for      o  Deferred  Sales charge     for only 1 year
                   reduction   or  waiver  of      declines over time      o  Higher  annual   expenses
                   initial sales charge         o  Coverts   to  Class  A     than Class A
                o  Lower  annual  expenses         after eight years
                   than Class B and Class C     o  Higher annual
                                                   expenses than Class A


Initial         Up to 5.00%; reduced            None                        1.00%
sales charge    purchases and certain
                investors. No charge for
                purchases of $1,000,000 or more

Deferred        1.00% on purchase of            Up to 5.00% charged when    1.00% if you redeem within one
sales charge    $1,000,000 or more if you       you redeem shares. The      year of purchase
                redeem within one year of       charge is reduced over
                purchase.                       time and there is no
                                                deferred  sales charge
                                                after six years

Annual          0.25% of average daily net      1.00% of average daily net  1.00% of average daily net assets
Distribution    assets                          assets
and service
fees


--------------------------------------------------------------------------------
Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the NAV plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the Fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge that you pay, depending on the amount that you purchase. The table below also shows the amount of broker/ dealer compensation paid out of the sales charge. This compensation includes commissions and other fees that Service Agents that sell shares of the Fund receive. The distributors keep up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the distribution and service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them.



                                   Sales Charge as a             Broker/
                                   % of Dealer                   commission
                                   Offering    Net amount        as a % of
Amount of purchase                 price (%)   invested (%)      offering price
---------------------------------- ----------- ----------------- ---------------

Less than $25,000                    5.00         5.26               4.50

$25,000 but less than $50,000        4.25         4.44               3.83
$50,000 but less than $100,000       3.75         3.90               3.38

$100,000 but less than $250,000      3.25         3.36               2.93
$250,000 but less than $500,000      2.75         2.83               2.48

$500,000 but less than $1,000,000    2.00         2.04               1.80
$1,000,000 or more                   -0-          -0-             up to 1.00


Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge. There are several ways you can combine multiple purchases of Class A shares to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege -- lets you combine the current value of Class A shares owned

o    by you, or

o    by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.

Letter of intent -- lets you purchase Class A shares of the Fund over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter. You should note that shares of the Fund may be purchased only during the Subscription and Post Guarantee Periods.

Class B shares

You buy Class B shares at NAV without paying an initial sales charge; however, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. No deferred sales charge will be paid by investors who purchased their Fund shares during the Subscription Period and redeemed them on or after the Guarantee Maturity Date. The rate of the deferred sales charge decreases as the number of years since your purchase increases.



---------------------- ----- ---- ---- ---- ---------- ------------------
Year after purchase     1st  2nd  3rd  4th     5th      6th through 8th
---------------------- ----- ---- ---- ---- ---------- ------------------

Deferred sales charge   5%    4%  3%    2%     1%             0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares that they sell, except for sales exempt from the deferred sales charge. Service Agents also receive a distribution and service fee at an annual rate equal to 1.00% of the average daily net assets represented by the Class B shares that they are servicing.

Class B Conversion. After eight years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:


                                         Shares issued:
Shares issued:                           On reinvestment of dividends and
At initial purchase                      distributions                       Shares issued:
---------------------------------------- ----------------------------------- ------------------------------------

Eight  years after the would date of     In the same  proportion  as the     On the date the shares originally
Class A purchase                         number of Class B shares            acquired have converted  into shares
                                         converting is to total Class B
                                         shares you own (excluding shares
                                         issued as dividends)

Class C shares (available through certain Service Agents)

You buy Class C shares at the offering price, which is the NAV plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class C shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Service Agents selling Class C shares receive a commission of up to 2.00% of the purchase price of the Class C shares that they sell. Starting in the thirteenth month after purchase, Service Agents also will receive an annual distribution and service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

--------------------------------------------------------------------------------
More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less. Therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o    Shares representing reinvested distributions and dividends

o    Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the Fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares in the past 60 days and paid a deferred sales charge, you may buy shares of the Fund at the current NAV and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The Fund's distributors receive deferred sales charges as partial compensation for their expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o    On payments made through certain systematic withdrawal plans

o    On certain distributions from a retirement plan

o    For involuntary redemptions of small account balances

o    For 12 months following the death or disability of a shareholder

If you want to learn about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

--------------------------------------------------------------------------------
Distribution of Fund Shares
--------------------------------------------------------------------------------

Distributor
Quasar Distributors, LLC ("Quasar"), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as distributor and principal underwriter for the shares of the Fund. Quasar is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. Shares of the Fund are offered only during the Subscription Period and the Post Guarantee Period.

Distribution and Shareholder Servicing Plan
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. Class A shares may pay as compensation up to an annual rate of 0.25% of the average daily net asset value of shares to the distributor or other qualified recipient under the plan. Under the Shareholder Servicing Plan, Class B and Class C shares pay an annual rate of 1.00% of the average daily net asset value of shares to the distributor. As these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Service Agents receive shareholder servicing fees equal to 0.25% of the Fund's Class A, Class B and Class C share average daily net assets attributable to shares sold through them. Quasar also pays Service Agents that sell Class C shares a 1.00% annual distribution fee beginning one year after the shares are sold. Quasar retains the Class B share 1.00% annual distribution fee in order to finance the payment of sales commissions to Service Agents which sell Class B shares.

--------------------------------------------------------------------------------
Service Providers
--------------------------------------------------------------------------------

Independent Public Accountants
_________ has been selected as independent public accountants for the Fund.

Custodian, Transfer Agent, Fund Administrator and Fund Accountant
U.S. Bank, N.A., serves as Custodian for the Fund's cash and securities. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of the Fund. U.S. Bancorp Fund Services, LLC, serves as the Fund's Administrator, Transfer Agent and Fund Accountant.

--------------------------------------------------------------------------------


                                 PRIVACY NOTICE
--------------------------------------------------------------------------------

The Fund, Adviser and Sub-Adviser collect non-public information about you from the following sources:

o    Information we receive about you on applications or other forms;

o    Information you give us orally; and

o    Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with nonaffiliated third parties.


                                     Adviser
                           SALOMON SMITH BARNEY, INC.
                              390 Greenwich Street
                            New York, New York 10013

                                   Sub-Adviser
                                      TBD



                                   Distributor
                            QUASAR DISTRIBUTORS, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202


                                    Custodian
                                 U.S. BANK, N.A.
                                425 Walnut Street
                             Cincinnati, Ohio 45201

                                 Transfer Agent
                         U.S. BANCORP FUND SERVICES, LLC
                                  P.O. Box 701
                         Milwaukee, Wisconsin 53201-0701
                                 (866) 811-0221

                                    Auditors
                                      TBD



[logo]

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Principal Protected Funds

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the Fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year or period.

The Fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of Additional Information. The SAI provides more detailed information about the Fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the Fund or obtain shareholder reports or the SAI (without charge) by contacting your Service Agent, by calling the Transfer Agent at _________, or by writing to the Fund at:

                            Safety-First Investments
                            Principal-Protected Fund
                       c/o U.S. Bancorp Fund Services, LLC
                                  P.O. Box 701
                            Milwaukee, WI 53201-0701

Information about the Fund (including the SAI) and the Guarantor can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund and the Guarantor are available on the EDGAR Database on the Commission's Internet site at HTTP://WWW.SEC.GOV. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: PUBLICINFO@SEC.GOV, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

                                      (Investment Company Act file no.811-21207)







                            PRINCIPAL-PROTECTED FUND
                           Sub-Advised by ____________

                      A series of Safety-First Investments







                       STATEMENT OF ADDITIONAL INFORMATION

                                __________, 2002






This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Principal-Protected Fund dated _________, 2002, a copy of which may be obtained without charge by contacting the Fund's Transfer Agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling __________.


Table of Contents                                                         Page


THE TRUST......................................................................3

INVESTMENT OBJECTIVE...........................................................3

DESCRIPTION OF PERMITTED INVESTMENTS AND INVESTMENT PRACTICES..................4

THE ASSET ALLOCATION PROCESS..................................................23

THE GUARANTEE.................................................................23

INVESTMENT RESTRICTIONS.......................................................25

MANAGEMENT OF THE FUND........................................................26

ANTI-MONEY LAUNDERING PROGRAM.................................................30

ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND
SHARES AND SHAREHOLDER PROGRAMS...............................................35

PORTFOLIO TRANSACTIONS........................................................44

TAX MATTERS...................................................................45

PERFORMANCE INFORMATION AND ADVERTISING.......................................47

DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES.....................49

FINANCIAL STATEMENTS..........................................................50


THE TRUST

Safety-First Investments (the "Trust") is an open-end management investment company that was organized as a business trust under the laws of Delaware on September 10, 2002. This Statement of Additional Information describes shares of the Principal-Protected Fund (the "Fund"), which is a series of the Trust. References in this Statement of Additional Information to the "Prospectus" of the Fund are to the Prospectus dated ________, 2002.

The Fund is a diversified Fund. The Fund is permitted to seek its investment objective by investing all or a portion of its assets in one or more investment companies to the extent permitted by the Investment Company Act of 1940, as amended (the "1940 Act"), the rules and regulations thereunder, and exemptive orders granted under such Act. Under the 1940 Act, a diversified management investment company must invest at least 75% of its assets in cash and cash items, U.S. Government securities, investment company securities and other securities limited as to any one issuer to not more than 5% of the total assets of the investment company and not more than 10% of the voting securities of the issuer.

Title and Description of Share Classes

Under the Declaration of Trust and a Multiple Class Plan adopted pursuant to Rule 18f-3 under the 1940 Act, the Fund is permitted to offer several classes of shares as follows: Class A, Class B and Class C. Class A shares are subject to a front-end sales load as described in the Prospectus and a Rule 12b-1 fee. Class B shares are subject to a contingent deferred sales load as described in the Prospectus and a Rule 12b-1 fee. Class C shares are subject to a front-end sales load and a contingent deferred sales load as described in the Prospectus and a Rule 12b-1 fee.

Rights of Each Share Class

Each share of the common stock of the Fund is entitled one vote in electing Trustees and other matters that may be submitted to shareholders for a vote. All shares of all classes of the Fund have equal voting rights. However, matters affecting only one particular series or class, can be voted on only by shareholders in that series or class. Only shareholders of Class A, Class B or Class C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the Prospectus.

INVESTMENT OBJECTIVE

The investment objective of the Fund during the Guarantee Period is to seek some capital growth while preserving principal. During the Post Guarantee Period, the Fund expects to seek long-term growth of capital; current income will be a secondary objective.

Of course, there can be no assurance that the Fund will achieve its objective.

The Prospectus contains a discussion of the principal investment strategies of the Fund and the principal risks of investing in the Fund. The following supplements the information contained in the Prospectus concerning the investment policies and techniques of the Fund.

The policies described herein and those described below under "Description of Permitted Investments and Investment Practices" are not fundamental and may be changed without shareholder approval.

Certain investment restrictions of the Fund described below under "Investment Restrictions" are fundamental and cannot be changed with respect to the Fund without approval by the shareholders of the Fund.

DESCRIPTION OF PERMITTED INVESTMENTS AND INVESTMENT PRACTICES

The Fund may, but need not, invest in all of the investments and utilize all of the investment techniques described below and in the Prospectus. The Fund has a Subscription Period, a Guarantee Period and a Post Guarantee Period and may not invest in all of these investments during each Period.

The selection of investments and the utilization of investment techniques depend on, among other things, the sub-adviser's investment strategies for the Fund, conditions and trends in the economy and financial markets and investments being available on terms that, in the sub-adviser's opinion, make economic sense.

Bank Obligations

Bank obligations that may be purchased by the Fund include certificates of deposit, bankers' acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers' acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation.

Banks are subject to extensive governmental regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of this industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions. Also, general economic conditions play an important part in the operations of this industry and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations.

Investors should also be aware that securities issued or guaranteed by foreign banks, foreign branches of U.S. banks, and foreign government and private issuers may involve investment risks in addition to those relating to domestic obligations. See "Foreign Securities." The Fund will not purchase bank obligations which the sub-adviser believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to the Fund's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to the Fund's investments, the effect may be to reduce the income received by the Fund on such investments.

Commercial Paper

Commercial  paper  consists  of  short-term  (usually  1 to 270 days)  unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Common Stocks

Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Index-Related Securities ("Equity Equivalents")

The Fund may invest in certain types of securities that enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or Standard & Poor's Depositary Receipts (interests in a portfolio of securities that seeks to track the performance of the S&P 500 Index), WEBS or World Equity Benchmark Shares (interests in a portfolio of securities that seeks to track the performance of a benchmark index of a particular foreign country's stocks), and the Nasdaq-100 Trust (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying indices on which they are based. Thus, these securities are subject to the same risks as their underlying indexes as well as the securities that make up those indices. For example, if the securities comprising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.

Equity Equivalents may be used for several purposes, including, to simulate full investment in the underlying index while retaining a cash balance for Fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities comprising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying the Fund's assets across a broad range of equity securities.

The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the net asset values of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting an Equity Equivalent could adversely affect the liquidity and value of the shares of the Fund investing in such instruments.

Exchange Traded Funds

The Fund may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the Nasdaq 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give the Fund exposure to the securities comprising the index on which the ETF is based, and the Fund will gain or lose value depending on the performance of the index.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Fund intends to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to track closely the actual net asset value of the underlying portfolios. In the future, as new products become available, the Fund may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the Fund trades at a discount to net asset value, the Fund could lose money even if the securities in which the ETF invests go up in value.

Preferred Stocks and Convertible Securities

Convertible debt securities and preferred stock entitle the holder to acquire the issuer's common stock by exchange or purchase at a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Fund may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the sub-adviser to be of comparable quality. Although the Fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the Fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities. The Fund does not intend to invest in convertible securities during the Guarantee Period.

Real Estate Investment Trusts

The Fund may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs may also include operating or finance companies. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. The Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. The Fund's investments in REITs are also subject to heavy cash flow dependency, defaults by borrowers or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. Like mutual Funds, REITs have expenses, including advisory and administration fees paid by REIT shareholders, and, as a result, an investor is subject to a duplicate level of fees if the Fund invests in REITs.

Foreign Securities

During the Guarantee Period, the Fund intends to invest in the securities of foreign issuers only if they are traded on a U.S. market. Investors should recognize that investing in the securities of foreign issuers involves special considerations, which are not typically associated with investing in the securities of U.S. issuers. Investments in securities of foreign issuers may involve risks arising from differences between U.S. and foreign securities markets, including less volume, much greater price volatility in and illiquidity of certain foreign securities markets, different trading and settlement practices and less governmental supervision and regulation, from changes in currency exchange rates, from high and volatile rates of inflation, from economic, social and political conditions and, as with domestic multinational corporations, from fluctuating interest rates.

Other investment risks include the possible imposition of foreign withholding taxes on certain amounts of the Fund's income, the possible seizure or nationalization of foreign assets and the possible establishment of exchange controls, expropriation, confiscatory taxation, other foreign governmental laws or restrictions which might affect adversely payments due on securities held by the Fund, the lack of extensive operating experience of eligible foreign subcustodians and legal limitations on the ability of the Fund to recover assets held in custody by a foreign subcustodian in the event of the subcustodian's bankruptcy.

There may be less publicly available information about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to the same accounting, auditing and financial record-keeping standards and requirements as U.S. issuers. In addition, for an issuer that keeps accounting records in local currency, inflation accounting rules may require, for both tax and accounting purposes, that certain assets and liabilities be restated on the issuer's balance sheet in order to express items in terms of currency of constant purchasing power. Inflation accounting may indirectly generate losses or profits. Consequently, financial data may be materially affected by restatements for inflation and may not accurately reflect the real condition of those issuers and securities markets. Finally, in the event of a default in any such foreign obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of such obligations.

There generally is less governmental supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. For example, there may be no comparable provisions under certain foreign laws to insider trading and similar investor protection securities laws that apply with respect to securities transactions consummated in the United States. Further, brokerage commissions and other transaction costs on foreign securities exchanges generally are higher than in the United States.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively traded securities. The 1940 Act limits the Fund's ability to invest in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict the Fund's investments in certain foreign banks and other financial institutions.

Foreign markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have failed to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement or other problems could result in periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems or the risk of intermediary counterparty failures could cause the Fund to forego attractive investment opportunities. The inability to dispose of a portfolio security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of such portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

Rules adopted under the 1940 Act permit the Fund to maintain its foreign securities and cash in the custody of certain eligible non-U.S. banks and securities depositories. Certain banks in foreign countries may not be "eligible foreign sub-custodians," as defined in the 1940 Act, for the Fund, in which event the Fund may be precluded from purchasing securities in certain foreign countries in which it otherwise would invest or which may result in the Fund's incurring additional costs and delays in providing transportation and custody services for such securities outside of such countries. The Fund may encounter difficulties in effecting on a timely basis portfolio transactions with respect to any securities of issuers held outside their countries. Other banks that are eligible foreign sub-custodians may be recently organized or otherwise lack extensive operating experience. In addition, in certain countries there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by foreign sub- custodians in the event of the bankruptcy of the sub-custodian.

Depositary Receipts. The Fund may also purchase foreign securities in the form of American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs, which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the U.S. and Europe and are designed for use throughout the world.

ADRs are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depositary's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The Fund may invest in ADRs through both sponsored and unsponsored arrangements.

Derivatives

The Fund may use various investment strategies described below to hedge market risks (such as broad or specific market movements and interest rates), to manage the effective maturity or duration of debt instruments held by the Fund, or to seek to increase the Fund's income or gain.

The Fund may (if and to the extent so authorized) purchase and sell interest rate and stock or bond index futures contracts; purchase and sell (or write) exchange listed and over-the-counter put and call options on securities, futures contracts, indices and other financial instruments, and the Fund may enter into interest rate transactions, equity swaps and related transactions, invest in indexed debt securities and other similar transactions which may be developed to the extent the sub-adviser determines that they are consistent with the Fund's investment objective and policies and applicable regulatory requirements (collectively, these transactions are referred to as "Derivatives"). The Fund's interest rate transactions may take the form of swaps, caps, floors and collars.

The Fund is not a "commodity pool" (i.e., a pooled investment vehicle which trades in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission (the "CFTC"), and Derivatives involving futures contracts and options on futures contracts will be purchased, sold or entered into only for bona fide hedging purposes, provided that the Fund may enter into such transactions for purposes other than bona fide hedging if, immediately thereafter, the sum of the amount of its initial margin and premiums on open contracts and options would not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on existing contracts provided, further, that, in the case of an option that is in-the-money, the in-the-money amount may be excluded in calculating the 5% limitation. The use of certain Derivatives in certain circumstances will require that the Fund segregate cash or other liquid assets to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument.

Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity and, to the extent the sub-adviser's view as to certain market movements is incorrect, the risk that the use of Derivatives could result in significantly greater losses than if it had not been used. See "Risk Factors" below. The degree of the Fund's use of Derivatives may be limited by certain provisions of the Internal Revenue Code.

Futures Contracts. The Fund may trade futures contracts: (1) on domestic and foreign exchanges on interest rates and bond indices; and (2) on domestic and, to the extent permitted by the CFTC, foreign exchanges on stock indices. Futures contracts are generally bought and sold on the commodities exchanges on which they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or with respect to certain instruments, the net cash amount). The Fund is not a commodity pool, and, where permitted, will use futures contracts and options thereon solely: (i) for bona fide hedging purposes; and (ii) for other purposes in amounts permitted by the rules and regulations promulgated by the CFTC. The Fund's use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the CFTC. Maintaining a futures contract or selling an option on a futures contract will typically require the Fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets ("initial margin") that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets ("variation margin") may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The Fund will not enter into a futures contract or option thereon other than for bona fide hedging purposes if, immediately thereafter, the sum of the amount of its initial margin and premiums required to maintain permissible non-bona fide hedging positions in futures contracts and options thereon would exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and losses on existing contracts; however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The value of all futures contracts sold by the Fund (adjusted for the historical volatility relationship between the Fund and the contracts) will not exceed the total market value of the Fund's securities. In addition, the value of the Fund's long futures and options positions (futures contracts on stock or bond indices or interest rates and call options on such futures contracts) will not exceed the sum of: (a) liquid assets segregated for this purpose; (b) cash proceeds on existing investments due within thirty days; and (c) accrued profits on the particular futures or options positions. The segregation requirements with respect to futures contracts and options thereon are described below under "Use of Segregated and Other Special Accounts."

Interest Rate Futures Contracts. The Fund may enter into interest rate futures contracts in order to protect it from fluctuations in interest rates without necessarily buying or selling fixed income securities. An interest rate futures contract is an agreement to take or make delivery of either: (i) an amount of cash equal to the difference between the value of a particular index of debt securities at the beginning and at the end of the contract period; or (ii) a specified amount of a particular debt security at a future date at a price set at the time of the contract. For example, if the Fund owns bonds, and interest rates are expected to increase, the Fund might sell futures contracts on debt securities having characteristics similar to those held in the portfolio. Such a sale would have much the same effect as selling an equivalent value of the bonds owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of each class of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling bonds with longer maturities and investing in bonds with shorter maturities when interest rates are expected to increase. However, since the futures market may be more liquid than the cash market, the use of futures contracts as a risk management technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.

Similarly when the sub-adviser expects that interest rates may decline, the Fund may purchase interest rate futures contracts in an attempt to hedge against having to make subsequently anticipated purchases of bonds at the higher prices subsequently expected to prevail. Since the fluctuations in the value of appropriately selected futures contracts should be similar to that of the bonds that will be purchased, the Fund could take advantage of the anticipated rise in the cost of the bonds without actually buying them until the market had stabilized. At that time, the Fund could make the intended purchase of the bonds in the cash market and the futures contracts could be liquidated.

At the time of delivery of securities pursuant to an interest rate futures contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may have a shorter term than the term of the futures contract and, consequently, may not in fact have been issued when the futures contract was entered.

Options. In order to hedge against adverse market shifts or to increase income or gain, the Fund may purchase put and call options or write "covered" put and call options on futures contracts on stock indices and interest rates. In addition, in order to hedge against adverse market shifts or to increase its income, the Fund may purchase put and call options and write "covered" put and call options on stocks and stock indices. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Derivatives involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer of the obligation to buy, the underlying security, index or other instrument at the exercise price. The Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial futures contract, index or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.

A call option is "covered" if, so long as the Fund is obligated as the writer of the option, it will: (i) own the underlying investment subject to the option;
(ii) own securities convertible or exchangeable without the payment of any consideration into the securities subject to the option; (iii) own a call option on the relevant security with an exercise price no higher than the exercise price on the call option written or (iv) deposit with its custodian in a segregated account liquid assets having a value equal to the excess of the value of the security or index that is the subject of the call over the exercise price. A put option is "covered" if, to support its obligation to purchase the underlying investment if a put option that the Fund writes is exercised, the Fund will either (a) deposit with its custodian in a segregated account liquid assets having a value at least equal to the exercise price of the underlying investment or (b) continue to own an equivalent number of puts of the same "series" (that is, puts on the same underlying investment having the same exercise prices and expiration dates as those written by the Fund), or an equivalent number of puts of the same "class" (that is, puts on the same underlying investment) with exercise prices greater than those that it has written (or, if the exercise prices of the puts it holds are less than the exercise prices of those it has written, it will deposit the difference with its custodian in a segregated account). Parties to options transactions must make certain payments and/or set aside certain amounts of assets in connection with each transaction, as described below.

In all cases except for certain options on interest rate futures contracts, by writing a call, the Fund will limit its opportunity to profit from an increase in the market value of the underlying investment above the exercise price of the option for as long as the Fund's obligation as writer of the option continues. By writing a put, the Fund will limit its opportunity to profit from a decrease in the market value of the underlying investment below the exercise price of the option for as long as the Fund's obligation as writer of the option continues. Upon the exercise of a put option written by the Fund, the Fund may suffer an economic loss equal to the difference between the price at which the Fund is required to purchase the underlying investment and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option written by the Fund, the Fund may suffer an economic loss equal to an amount not less than the excess of the investment's market value at the time of the option exercise over the Fund's acquisition cost of the investment, less the sum of the premium received for writing the option and the positive difference, if any, between the call price paid to the Fund and the Fund's acquisition cost of the investment.

In all cases except for certain options on interest rate futures contracts, in purchasing a put option, the Fund will seek to benefit from a decline in the market price of the underlying investment, while in purchasing a call option, the Fund will seek to benefit from an increase in the market price of the underlying investment. If an option purchased is not sold or exercised when it has remaining value, or if the market price of the underlying investment remains equal to or greater than the exercise price, in the case of a put, or remains equal to or below the exercise price, in the case of a call, during the life of the option, the Fund will lose its investment in the option. For the purchase of an option to be profitable, the market price of the underlying investment must decline sufficiently below the exercise price, in the case of a put, and must increase sufficiently above the exercise price, in the case of a call, to cover the premium and transaction costs.

In the case of certain options on interest rate futures contracts, the Fund may purchase a put option in anticipation of a rise in interest rates, and purchase a call option in anticipation of a fall in interest rates. By writing a covered call option on interest rate futures contracts, the Fund will limit its opportunity to profit from a fall in interest rates. By writing a covered put option on interest rate futures contracts, the Fund will limit its opportunity to profit from a rise in interest rates.

The Fund may choose to exercise the options it holds, permit them to expire or terminate them prior to their expiration by entering into closing transactions. The Fund may enter into a closing purchase transaction in which the Fund purchases an option having the same terms as the option it had written or a closing sale transaction in which the Fund sells an option having the same terms as the option it had purchased. A covered option writer unable to effect a closing purchase transaction will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer will be subject to the risk of market decline in the underlying security during such period. Should the Fund choose to exercise an option, the Fund will purchase in the open market the securities, commodities or commodity futures contracts underlying the exercised option.

Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries. OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

The Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (1) insufficient trading interest in certain options, (2) restrictions on transactions imposed by an exchange, (3) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits, (4) interruption of the normal operations of the OCC or an exchange, (5) inadequacy of the facilities of an exchange or the OCC to handle current trading volume or (6) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

OTC options are purchased from or sold to securities dealers, financial institutions or other parties (collectively referred to as "counterparties" and individually referred to as a "counterparty") through a direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that the Fund will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.

Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the sub-adviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty's credit to determine the likelihood that the terms of the OTC option will be met. The Fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers," or broker-dealers, domestic or foreign banks, or other financial institutions that the sub-adviser deems to be creditworthy. In the absence of a change in the current position of the staff of the Securities and Exchange Commission (the "SEC"), OTC options purchased by the Fund and the amount of the Fund's obligation pursuant to an OTC option sold by the Fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.

If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by the Fund or will increase the Fund's income. Similarly, the sale of put options can also provide gains for the Fund.

The Fund may purchase and sell call options on securities that are traded on U.S. and foreign securities exchanges and in the OTC markets, and on securities indices and futures contracts. All calls sold by the Fund must be "covered" (that is, the Fund must own the securities or futures contract subject to the call), or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund will expose the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument that it might otherwise have sold.

The Fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law, the Fund's investment objective and the restrictions set forth herein.

The Fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices and futures contracts. In selling put options, the Fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.

(a) Options on Stocks and Stock Indices. The Fund may purchase put and call options and write covered put and call options on stocks and stock indices listed on domestic and foreign securities exchanges in order to hedge against movements in the equity markets or to increase income or gain to the Fund. In addition, the Fund may purchase options on stocks that are traded over-the-counter. Options on stock indices are similar to options on specific securities. However, because options on stock indices do not involve the delivery of an underlying security, the option represents the holder's right to obtain from the writer cash in an amount equal to a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying stock index on the exercise date. Currently, options traded include the Standard & Poor's 100 Index of Composite Stocks, Standard & Poor's 500 Index of Composite Stocks (the "S&P 500 Index"), the New York Stock Exchange Composite Index, the American Stock Exchange ("AMEX") Market Value Index, the National Over-the- Counter Index and other standard broadly based stock market indices. Options are also traded in certain industry or market segment indices such as the Oil Index, the Computer Technology Index and the Transportation Index. Stock index options are subject to position and exercise limits and other regulations imposed by the exchange on which they are traded.

If the sub-adviser expects general stock market prices to rise, the Fund might purchase a call option on a stock index or a futures contract on that index as a hedge against an increase in prices of particular equity securities it wants ultimately to buy. If the stock index does rise, the price of the particular equity securities intended to be purchased may also increase, but that increase would be offset in part by the increase in the value of the Fund's index option or futures contract resulting from the increase in the index. If, on the other hand, the sub-adviser expects general stock market prices to decline, it might purchase a put option or sell a futures contract on the index. If that index does decline, the value of some or all of the equity securities in the Fund's portfolio may also be expected to decline, but that decrease would be offset in part by the increase in the value of the Fund's position in such put option or futures contract.

(b) Options on Futures Contracts. The Fund may purchase put and call options and write covered put and call options on futures contracts on stock indices and interest rates traded on domestic and, to the extent permitted by the CFTC, foreign exchanges, in order to hedge all or a portion of its investments or to increase income or gain and may enter into closing transactions in order to terminate existing positions. There is no guarantee that such closing transactions can be effected. An option on a stock index futures contract, interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying contract at a specified exercise price at any time on or before the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). While the price of the option is fixed at the point of sale, the value of the option does change daily and the change would be reflected in the net asset value of the Fund.

The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.

Interest Rate and Equity Swaps and Related Transactions. The Fund may enter into interest rate and equity swaps and may purchase or sell (i.e., write) interest rate and equity caps, floors and collars. The Fund expects to enter into these transactions in order to hedge against either a decline in the value of the securities included in the Fund's portfolio, or against an increase in the price of the securities which it plans to purchase, or in order to preserve or maintain a return or spread on a particular investment or portion of its portfolio or to achieve a particular return on cash balances, or in order to increase income or gain. Interest rate and equity swaps involve the exchange by the Fund with another party of their respective commitments to make or receive payments based on a notional principal amount. The purchase of an interest rate or equity cap entitles the purchaser, to the extent that a specified index exceeds a predetermined level, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity cap. The purchase of an interest rate or equity floor entitles the purchaser, to the extent that a specified index falls below a predetermined rate, to receive payments on a contractually-based principal amount from the party selling the interest rate or equity floor. A collar is a combination of a cap and a floor which preserve a certain return within a predetermined range of values.

The Fund may enter into interest rate and equity swaps, caps, floors and collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate and equity swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate or equity swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian in accordance with procedures established by the board of trustees. If the Fund enters into an interest rate or equity swap on other than a net basis, the Fund will maintain a segregated account in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. The Fund will only enter into interest rate and equity swap, cap, floor or collar transactions with counterparties the sub-adviser deems to be creditworthy. The sub-adviser will monitor the creditworthiness of counterparties to its interest rate and equity swap, cap, floor and collar transactions on an ongoing basis. If there is a default by the other party to such a transaction, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The sub-adviser has determined that, as a result, the swap market is liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent the Fund sells caps, floors and collars it will maintain in a segregated account cash and/or, cash equivalents or other liquid high grade debt securities having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to the caps, floors or collars. The use of interest rate and equity swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the sub-adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the sub-adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the asset or liability being hedged.

The liquidity of swap agreements will be determined by the sub-adviser based on various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment). Such determination will govern whether a swap will be deemed within the percentage restriction on investments in securities that are not readily marketable.

The Fund will maintain liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund's accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If the Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund's accrued obligations under the agreement. See "Use of Segregated and Other Special Accounts" below.

There is no limit on the amount of interest rate and equity swap transaction that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate and equity swaps is limited to the net amount of payments that the Fund is contractually obligated to make, if any. The effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the sub-adviser deems it desirable to do so. Because swaps and related transactions are bilateral contractual arrangements between the Fund and counterparties to the transactions, the Fund's ability to terminate such an arrangement may be considerably more limited than in the case of an exchange traded instrument. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction. If the other party to a swap defaults, the Fund's risk of loss is the net amount of payments that the Fund contractually is entitled to receive, if any. The Fund may purchase and sell caps, floors and collars without limitation, subject to the segregated account requirement described above.

Indexed Securities. The Fund may purchase securities whose prices are indexed to the prices of other securities, securities indices, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple interest rate transactions and any combination of futures, options and interest rate transactions, instead of a single Derivative, as part of a single or combined strategy when, in the judgment of the sub-adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions will normally be entered into by the Fund based on the sub-adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase the risks or hinder achievement of the Fund management objective.

Risk Factors. Derivatives have special risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, to the extent the sub-adviser's view as to certain market movements is incorrect, the risk that the use of the Derivatives could result in losses greater than if they had not been used. Use of put and call options could result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, or cause the Fund to hold a security it might otherwise sell.

The use of futures and options transactions entails certain special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related securities position of the Fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the Fund's position. In addition, futures and options markets could be illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses. Although the Fund's use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time it will tend to limit any potential gain to the Fund that might result from an increase in value of the position. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option thereon. Finally, the daily variation margin requirements for futures contracts create a greater ongoing potential financial risk than would purchases of options, in which case the exposure is limited to the cost of the initial premium. However, because option premiums paid by the Fund are small in relation to the market value of the investments underlying the options, buying options can result in large amounts of leverage. The leverage offered by trading in options could cause the Fund's net asset value to be subject to more frequent and wider fluctuation than would be the case if the Fund did not invest in options.

As is the case with futures and options strategies, the effective use of swaps and related transactions by the Fund may depend, among other things, on the Fund's ability to terminate the transactions at times when the sub-adviser deems it desirable to do so. To the extent the Fund does not, or cannot, terminate such a transaction in a timely manner, the Fund may suffer a loss in excess of any amounts that it may have received, or expected to receive, as a result of entering into the transaction.

Because the amount of interest and/or principal payments which the issuer of indexed debt securities is obligated to make is linked to the prices of other securities, securities indices, or other financial indicators, such payments may be significantly greater or less than payment obligations in respect of other types of debt securities. As a result, an investment in indexed debt securities may be considered speculative. Moreover, the performance of indexed securities depends to a great extent on the performance of and may be more volatile than the security, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates.

Losses resulting from the use of Derivatives will reduce the Fund's net asset value, and possibly income, and the losses can be greater than if Derivatives had not been used.

Risks of Derivatives Outside the United States. When conducted outside the United States, Derivatives may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and will be subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities and other instruments. In addition, the price of any foreign futures or foreign options contract and, therefore, the potential profit and loss thereon, may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised. The value of positions taken as part of non-U.S. derivatives also could be adversely affected by: (1) other complex foreign political, legal and economic factors, (2) lesser availability of data on which to make trading decisions than in the United States, (3) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Use of many Derivatives by the Fund will require, among other things, that the Fund segregate liquid assets with its custodian, or a designated sub-custodian, to the extent the Fund's obligations are not otherwise "covered" through ownership of the underlying security or financial instrument. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities or instruments required to be delivered, or, subject to any regulatory restrictions, an amount of liquid assets at least equal to the current amount of the obligation must be segregated with the custodian or subcustodian in accordance with procedures established by the board of trustees. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. A call option on securities written by the Fund, for example, will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities that correlate with the index or to segregate liquid securities equal to the excess of the index value over the exercise price on a current basis. A put option on securities written by the Fund will require the Fund to segregate liquid securities equal to the exercise price.

OTC options entered into by the Fund, including those on securities, financial instruments or indices, and OCC-issued and exchange-listed index options will generally provide for cash settlement, although the Fund will not be required to do so. As a result, when the Fund sells these instruments it will segregate an amount of assets equal to its obligations under the options. OCC-issued and exchange-listed options sold by the Fund other than those described above generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

In the case of a futures contract or an option on a futures contract, the Fund must deposit initial margin and, in some instances, daily variation margin in addition to segregating liquid assets sufficient to meet its obligations to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. The Fund will accrue the net amount of the excess, if any, of its obligations relating to swaps over its entitlements with respect to each swap on a daily basis and will segregate with its custodian, or designated sub-custodian, an amount of liquid assets having an aggregate value equal to at least the accrued excess. Caps, floors and collars require segregation of liquid assets with a value equal to the Fund's net obligation, if any.

Derivatives  may be covered  by means  other  than  those  described  above when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related Derivatives. The Fund could purchase a put option, for example, if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if it holds a futures contract or forward contract, the Fund could purchase a put option on the same futures contract or forward contract with a strike price as high or higher than the price of the contract held. Other Derivatives may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.

Fixed-Income Securities

Changes in market yields will affect the Fund's net asset value as prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates rise. Prices of longer term securities generally increase or decrease more sharply than those of shorter term securities in response to interest rate changes, particularly if such securities were purchased at a discount. It should be noted that the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors such as developments relating to a specific issuer, when interest rates decline, the value of a fixed-income portfolio can generally be expected to rise. Conversely, when interest rates rise, the value of a fixed- income portfolio can generally be expected to decline.

In addition, many fixed-income securities contain call or buy-back features that permit their issuers to call or repurchase the securities from their holders. Such securities may present risks based on payment expectations. Although the Fund would typically receive a premium if an issuer were to redeem a security, if an issuer exercises such a "call option" and redeems the security during a time of declining interest rates, the Fund may realize a capital loss on its investment if the security was purchased at a premium and the Fund may have to replace the called security with a lower yielding security, resulting in a decreased rate of return to the Fund.

U.S. Government Obligations

Securities issued or guaranteed by U.S. government agencies and instrumentalities include obligations that are supported by: (a) the full faith and credit of the U.S. Treasury (e.g., direct pass-through certificates of the Government National Mortgage Association ("Ginnie Maes")); (b) the limited authority of the issuer or guarantor to borrow from the U.S. Treasury (e.g., obligations of Federal Home Loan Banks); or (c) only the credit of the issuer or guarantor (e.g., obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs")). In the case of obligations not backed by the full faith and credit of the U.S. Treasury, the agency issuing or guaranteeing the obligation is principally responsible for ultimate repayment.

Agencies and instrumentalities that issue or guarantee debt securities and that have been established or sponsored by the U.S. government include, in addition to those identified above, the Bank for Cooperatives, the Export- Import Bank, the Federal Farm Credit System, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

STRIPS

The Fund may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding U.S. Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality. The Fund does not expect to invest in interest-only strips during the Guarantee Period.

Floating and Variable Rate Instruments

The Fund may invest in floating and variable rate obligations. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, and at specified intervals. Certain of the floating or variable rate obligations that may be purchased by the Fund may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity. Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. The Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it otherwise is allowed to purchase. The sub-adviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

Some of the demand instruments purchased by the Fund are not traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as "readily marketable" for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as "not readily marketable" and therefore illiquid.

The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub- custodian agreement approved by the Fund between that bank and the Fund's custodian.

Other Investment Companies

As indicated under "Investment Restrictions" below, the Fund may from time to time invest in securities of other investment companies (including exchange traded funds and unit investment trusts), subject to the limits of the 1940 Act. Under the 1940 Act, the Fund may invest limited amounts of its assets in securities of other investment companies, or it may invest all of its assets in one or more investment companies, employing a master/feeder or Fund-of- Funds investment structure. The Fund has reserved the right to employ these investment structures but has no current intention of doing so.

The return on investments in other investment companies will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by fund expenses, including management fees; that is, there will be a layering of certain fees and expenses. Investment in investment companies also may involve the payment of substantial premiums above the value of such companies' portfolio securities. The Fund does not intend to invest in such vehicles or funds unless the sub-adviser determines that the potential benefits of such investment justify the payment of any applicable premiums.

Repurchase Agreements

The Fund may enter into repurchase agreements with broker/dealers, domestic banks or recognized financial institutions. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, usually not more than seven days from the date of purchase, thereby determining the yield during the purchaser's holding period. Repurchase agreements are collateralized by the underlying debt securities and may be considered to be loans under the 1940 Act. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of a custodian or bank acting as agent. The seller under a repurchase agreement is required to maintain the value of the underlying securities marked to market daily at not less than the repurchase price. The underlying securities (normally securities of the U.S. Government, or its agencies and instrumentalities) may have maturity dates exceeding one year. The Fund does not bear the risk of a decline in value of the underlying security unless the seller defaults under its repurchase obligation. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and loss including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

For the purpose of investing in repurchase agreements, the sub-adviser may aggregate the cash that certain funds or accounts that are advised or subadvised by the sub-adviser or its affiliates would otherwise invest separately into a joint account. The cash in the joint account is then invested in repurchase agreements and the funds, funds or accounts that contributed to the joint account share pro rata in the net revenue generated. The sub-adviser believes that the joint account produces efficiencies and economies of scale that may contribute to reduced transaction costs, higher returns, higher quality investments and greater diversity of investments for the Fund than would be available to the Fund investing separately. The manner in which the joint account is managed is subject to conditions set forth in an SEC exemptive order authorizing this practice, which conditions are designed to ensure the fair administration of the joint account and to protect the amounts in that account.

Reverse Repurchase Agreements

The Fund may invest in reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of portfolio securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Any securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have a maturity date no later than the repayment date. Generally, the Fund will be able to keep the interest income associated with the "coupon" on those securities, subject to the payment of a fee to the dealer. Such transactions are generally advantageous because the Fund attempts to lock-in a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining that cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when the sub-adviser believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments.

Short Sales

The Fund may from time to time make short sales of securities it owns or has the right to acquire through conversion or exchange of other securities it owns. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short. In a short sale, the Fund does not immediately deliver the securities sold and does not receive the proceeds from the sale. The Fund is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale.

To secure its obligation to deliver the securities sold short, the Fund will deposit in escrow in a separate account with its custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund may close out a short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund may want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Loans of Portfolio Securities

The Fund may lend portfolio securities to brokers or dealers or other financial institutions. The procedure for the lending of securities will include the following features and conditions. The borrower of the securities will deposit cash with the Fund in an amount equal to a minimum of 100% of the market value of the securities lent. The Fund will invest the collateral in short-term debt securities or cash equivalents and earn the interest thereon. A negotiated portion of the income so earned may be paid to the borrower or the broker who arranged the loan. If the deposit drops below the required minimum at any time, the borrower may be called upon to post additional cash. If the additional cash is not paid, the loan will be immediately due and the Fund may use the collateral or its own cash to replace the securities by purchase in the open market charging any loss to the borrower. These will be "demand" loans and may be terminated by the Fund at any time. The Fund will receive any dividends and interest paid on the securities lent and the loans will be structured to assure that the Fund will be able to exercise its voting rights on the securities. Such loans will be authorized only to the extent that the receipt of income from such activity would not cause any adverse tax consequences to the Fund's shareholders and only in accordance with applicable rules and regulations. The borrowers may not be affiliated, directly or indirectly, with the Fund.

Illiquid and Restricted Securities and Securities with Limited Trading Markets

The Fund may purchase illiquid securities and securities for which there is a limited trading market or which are subject to restrictions on resale to the public. The Fund will not invest more than 15% of the value of its total assets in illiquid securities, such as restricted securities which are illiquid, and securities that are not readily marketable.

If the Fund were to assume substantial positions in securities with limited trading markets, the activities of the Fund could have an adverse effect upon the liquidity and marketability of such securities and the Fund might not be able to dispose of its holdings in those securities at then current market prices. Circumstances could also exist (to satisfy redemptions, for example) when portfolio securities might have to be sold by the Fund at times which otherwise might be considered to be disadvantageous so that the Fund might receive lower proceeds from such sales than it had expected to realize. Investments in securities which are "restricted" may involve added expenses to the Fund should the Fund be required to bear registration costs with respect to such securities and could involve delays in disposing of such securities which might have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions. Restricted securities and securities for which there is a limited trading market may be significantly more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in such securities may have an adverse impact on net asset value. As more fully described herein, the Fund may purchase Rule 144A securities (as defined below) for which there may be a secondary market of qualified institutional buyers as contemplated by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). The Fund's holdings of Rule 144A securities that are deemed to be liquid securities will not be subject to the Fund's applicable limitation on investments in illiquid securities.

Rule 144A Securities

The Fund may purchase certain restricted securities ("Rule 144A securities") for which there is a secondary market of qualified institutional buyers, as defined in Rule 144A promulgated under the Securities Act. Rule 144A provides an exemption from the registration requirements of the Securities Act for the resale of certain restricted securities to qualified institutional buyers.

One effect of Rule 144A is that certain restricted securities may be liquid, though there is no assurance that a liquid market for Rule 144A securities will develop or be maintained. In promulgating Rule 144A, the SEC stated that the ultimate responsibility for liquidity determinations is that of an investment company's board of trustees. However, the SEC stated that the board may delegate the day-to-day function of determining liquidity to the Fund's investment adviser, provided that the board retains sufficient oversight. The board of trustees of the Fund has adopted policies and procedures for the purpose of determining whether securities that are eligible for resale under Rule 144A are liquid or illiquid. Pursuant to those policies and procedures, the board of trustees has delegated to the Adviser the determination as to whether a particular security is liquid or illiquid requiring that consideration be given to, among other things, the frequency of trades and quotes for the security, the number of dealers willing to sell the security and the number of potential purchasers, dealer undertakings to make a market in the security, the nature of the security and the time needed to dispose of the security.

To the extent that liquid Rule 144A securities that the Fund holds become illiquid, due to the lack of sufficient qualified institutional buyers or market or other conditions, the percentage of the Fund's assets invested in illiquid assets would increase. The Adviser, under the supervision of the boards of trustees, will monitor Fund investments in Rule 144A securities and will consider appropriate measures to enable the Fund to maintain sufficient liquidity for operating purposes and to meet redemption requests.

Firm Commitments and When-Issued Securities

The Fund may purchase securities on a firm commitment basis, including when-issued securities. Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Fund may either settle a firm commitment transaction by taking delivery of the securities or may either resell or repurchase securities purchased on a firm commitment basis on or before the settlement date in which event the Fund may reinvest the proceeds in another firm commitment transaction. The Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Zero Coupon Securities, PIK Bonds and Deferred Payment Securities

The Fund may invest in zero coupon securities, PIK bonds and deferred payment securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. The Fund also may purchase PIK bonds. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.

Current federal income tax law requires the holder of a zero coupon security, certain PIK bonds, deferred payment securities and certain other securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

Borrowing

The Fund may borrow in certain circumstances. See "Investment Restrictions." Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. For example, borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing, which could affect the sub-adviser's strategy and the ability of the Fund to comply with certain provisions of the Code in order to provide "pass-though" tax treatment to shareholders. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund's shares by increasing the Fund's interest expense.

Portfolio Turnover

Purchases and sales of portfolio securities may be made as considered advisable by the sub-adviser in the best interests of the shareholders. The Fund intends to limit portfolio trading to the extent practicable and consistent with its investment objectives, however the Fund may engage in active and frequent trading to achieve its objectives. The Fund's portfolio turnover rate may vary from year to year, as well as within a year. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income. In addition, higher portfolio turnover rates can result in corresponding increases in portfolio transaction costs for the Fund. See "Portfolio Transactions."

Defensive Investing

The Fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market and short-term debt instruments or cash. If the Fund takes a temporary defensive position, it may be unable to achieve its investment goal.

THE ASSET ALLOCATION PROCESS

In pursuing the Fund's investment objective during the Guarantee Period, the manager looks to allocate assets between the equity component and the fixed income component. The allocation of assets depends on a variety of factors, including, but not limited to, the then prevailing level of interest rates, equity market volatility, and the market value of Fund assets. If interest rates are low (particularly at the inception of the Guarantee Period), Fund assets may be largely invested in the fixed income component in order to increase the likelihood of meeting the investment objective. In addition, if during the Guarantee Period the equity markets experience a major decline, the Fund's assets may become largely or entirely invested in the fixed income component in order to increase the likelihood of meeting the investment objective.

The initial allocation of Fund assets between the equity component and the fixed income component will be determined principally by the prevailing level of interest rates. If at the inception of the Guarantee Period interest rates are low, more assets may have to be allocated to the fixed income component. The manager will monitor the allocation of the Fund's assets on a daily basis.

The asset allocation process will also be affected by the manager's ability to manage the fixed income component. If the fixed income component provides a return better than that assumed by the manager's, fewer assets would have to be allocated to the fixed income component. On the other hand, if the performance of the fixed income component is poorer than expected, more assets would have to be allocated to the fixed income component, and the ability of the Fund to participate in any subsequent upward movement in the equity market would be limited. The process of asset reallocation results in additional transaction costs such as brokerage commissions. The Fund will likely incur increased transactional costs during periods of high volatility

The terms of a Financial Guarantee Agreement executed in connection with the financial guaranty insurance policy obtained by the Fund prescribe the manner in which the Fund must be managed during the Guarantee Period. Accordingly, the Financial Guarantee Agreement could limit the manager's ability to alter the management of the Fund during the Guarantee Period in response to changing market conditions.

THE GUARANTEE

The Fund has a Subscription Period, a Guarantee Period and a Post Guarantee Period. The Subscription Period, during which shares of the Fund will be offered, is expected to run from _______, 2002 through ________, 2002 or any later date (no later than ________2002) determined by the Adviser. For purposes of this section, a business day is any day other than a day on which banks located in the City of New York, New York are authorized by law to close or on which the New York Stock Exchange is closed for business. The Guarantee Period will run from the first business day after the end of the Subscription Period (________2002 or such later date determined by the Adviser), through five years from that date, and if that day is not a business day, the first business day thereafter (the "Guarantee Maturity Date"). The Post Guarantee Period will start at the end of the Guarantee Period.

The Fund guarantees that on the Guarantee Maturity Date, each shareholder who automatically reinvests all dividends and distributions made by the Fund and does not redeem any shares during the Guarantee Period will be entitled to redeem his or her shares for an amount no less than the value of that shareholder's account as of the close of business on the Guaranteed Maturity Date.

Example. Assume you invested $20,000 in Class A shares when the NAV was $10.00 per share. After deducting your sales load of 5.00%, $19,000 will be invested in Class A shares and you will have 1,900 shares in your account.

Assume further that the end of the Subscription Period is ________2002 and the NAV for Class A shares is $10.00. Your Guaranteed Amount is based on the account value determined as of the close of business on __________, 2002. To calculate your full guarantee, multiply the shares you own by the NAV per share for your class of shares on_________, 2002.

Using our example:

Shares you own on________, 2002                                    1,900
NAV per share of Class A shares on ________, 2002               X $10.00
                                                                  ------
Your Guaranteed Amount as of ____________, 2002                 $  19,000
                                                                ==========

As long as you reinvest all your dividends and distributions and make no redemptions prior to the Guarantee Maturity Date, your Guaranteed Amount will not change during the Guarantee Period, except that it will be reduced to the extent the Fund incurs expenses that are not covered by the Expense Limitation Agreement with the Adviser, other than certain investment-related expenses.

Redemptions of shares during the Guarantee Period will decrease the Guaranteed Amount to which a shareholder is entitled. If a shareholder redeems shares in the Fund, he or she will then hold fewer shares at the then-current Guarantee per share, thereby reducing the Guaranteed Amount for the shareholder. The Guarantee per share will equal the NAV per share at the at the commencement of the Guarantee Period, and thereafter will be adjusted downward to reflect any dividends and distributions made by the Fund. Redemptions made from the Fund prior to the Guarantee Maturity Date will be made at NAV, which may be higher or lower than the NAV at the commencement of the Guarantee Period. For certain shareholders, redemptions made prior to the Guarantee Maturity Date may also be subject to a deferred sales charge (which is not covered by the Guarantee).

The Guarantee per share will decline as dividends and distributions are made to shareholders. If a shareholder automatically reinvests dividends and distributions in the Fund, he or she will hold a greater number of shares at a reduced Guarantee per share following payment of a dividend or distribution. The result would be to preserve the Guaranteed Amount he or she was entitled to before the dividend or distribution was made. If a shareholder instead elects to receive any dividends or distributions in cash, he or she will hold the same number of shares at the reduced Guarantee per share following payment of a dividend or distribution. This will reduce the Guaranteed Amount that the shareholder was entitled to before the dividend or distribution was made.

Example. Assume you reinvest your dividends and distributions. The number of shares you own in the Fund will increase at each declaration date. Although the number of shares in your account increases, your Guaranteed Amount does not change as a result of the dividend or distribution.

Using our example, assume it is now ______, 2002 and the Fund declares a dividend of $0.21 per share. Also, assume (just for this example) that the Class A NAV is $12.05 per share at the end of the day on ________, 2002.

     To recalculate your Guarantee per share:

     1. Determine the value of your dividend. Your total dividend will equal the per share dividend multiplied by the number of shares you own the day before the dividend is declared. In our example, we will multiply 1,900 shares by $0.21 per share to arrive at $399.00.

     2. Determine the number of shares that will get added to your account when your dividend is reinvested. Your additional shares equal the value of your dividend divided by the ending NAV per share on the day the dividend was declared. In our case, $399.00 divided by $12.05 works out to 33.112 additional shares.

     3. Adjust your account for your additional shares. Add 1,900 and 33.112 to arrive at your new share balance of 1,933.112.

     4. Determine your new Guarantee per share. Take your original Guaranteed Amount and divide by your new share balance. Using our example, divide $19,000 by 1,933.112 shares to arrive at the new Guarantee per share of $9.83.

     5. Your Guaranteed Amount still equals $19,000.

This calculation is repeated every time the Fund declares a dividend. Although shareholders can perform this calculation themselves, the Fund will recalculate the Guarantee per share for each class of shares whenever the Fund declares a dividend. Shareholders will be provided with information regarding the new Guarantee per share.

The Fund's Guarantee is backed by an unconditional, irrevocable financial guarantee pursuant to a financial guarantee insurance policy issued by Ambac Assurance Corporation (the "Guarantor"). Pursuant to a Financial Guarantee Agreement with the Fund, the Guarantor has imposed certain limitations on the manner in which the Fund may be managed during the Guarantee Period. The Fund also has agreed to be bound by various covenants. If the Fund breaches these covenants, or if the Fund is not managed in accordance with the limitations in the Agreement, the Fund's assets could be allocated to fixed income securities for the remainder of the Guarantee Period. The Fund's assets also could be allocated to fixed income securities upon certain other non-market events. The Fund's Guarantee is payable solely out of the assets of the Fund.

INVESTMENT RESTRICTIONS

The Fund has adopted the following policies which may not be changed without approval by holders of a majority of the outstanding voting securities of the Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) voting securities representing 67% or more of the voting power of the Fund present at a meeting at which the holders of voting securities representing more than 50% of the voting power of the Fund are present or represented by proxy, or (ii) voting securities representing more than 50% of the voting power of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the 1940 Act.

The Fund may not:

     (1) borrow money except to the extent such borrowing is permitted by the 1940 Act and exemptive orders granted under such Act;

     (2) underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent permitted by the 1940 Act, and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act in selling a portfolio security;

     (3) purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, futures contract and forward contract) in the ordinary course of its business. The Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, futures contract and forward contract) acquired as a result of the ownership of securities;

     (4) issue any senior securities except to the extent permitted by the 1940 Act and exemptive orders granted under such Act. For purposes of this restriction, collateral arrangements with respect to any type of swap, option, forward contract and futures contract and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

     (5) make loans except to the extent permitted by the 1940 Act and exemptive orders granted under such Act; or

     (6) purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry. This restriction does not limit the Fund from investing in obligations issued or guranteed by the U.S. government, or its agencies or instrumentalities.

For purposes of restriction (1) above, covered mortgage dollar rolls and arrangements with respect to securities lending are not treated as borrowing.

If a percentage restriction or a rating restriction (other than a restriction as to borrowing) on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in circumstance is not considered a violation of policy.

MANAGEMENT OF THE FUND

The property, business and affairs of the Fund are managed by a Board of Trustees that currently consists of ___ members. In addition, the day-to-day operation of the Fund is directed by the Fund's officers with oversight by the entire Board. The Board has three standing committees. The names, ages, addresses and information as to their principal business occupations during the last five years for each Trustee and officer are set forth below in alphabetical order.


                              Independent Trustees
------------------------------------ ----------- ---------- ------------------------------ ------------- ----------------
                                                 Term of                                   # of
                                                 Office                                    Portfolios
                                                 and                                       in Fund
                                     Position(s) Length                                    Complex       Other
                                     Held with   of Time    Principal Occupation(s)        Overseen by   Trusteeships
   Name, Address and Age             the Fund    Served     During Past Five Years         Trustee       Held by Trustee
------------------------------------ ----------- ---------- ------------------------------ ------------- ----------------

------------------------------------ ----------- ---------- ------------------------------ ------------- ----------------

------------------------------------ ----------- ---------- ------------------------------ ------------- ----------------

------------------------------------ ----------- ---------- ------------------------------ ------------- ----------------

                                               Interested Trustees & Officers
----------------------------------- -------------- ---------- ------------------------- ------------- --------------------
Name, Address and Age               Position(s)    Term of    Principal Occupation (s)  # of          Other Trusteeships
                                                   Office                               Portfolios
                                                   and                                  in Fund
                                                   Length                               Complex
                                    Held with      of Time                              Overseen by
                                    the Fund       Served     During Past Five Years    Trustee       Held by Trustee
----------------------------------- -------------- ---------- ------------------------- ------------- --------------------

----------------------------------- -------------- ---------- ------------------------ -------------- --------------------

----------------------------------- -------------- ---------- ------------------------ -------------- --------------------

----------------------------------- -------------- ---------- ------------------------ -------------- --------------------

----------------------------------- -------------- ---------- ------------------------ -------------- --------------------

----------------------------------- -------------- ---------- ------------------------ -------------- --------------------

*    Denotes a Trustee who is an "interested  person" as that term is defined in
     Section 2(a)(19) of the 1940 Act.


 Board Interest in the Fund

As of __________, 2002, the Trustees own the following amounts in the Fund:


--------------------------- --------------------- ----------------------------------------------
         Name of Trustee                           Aggregate Dollar Range of Equity Securities
                             Dollar Range of in    all Registered Investment Companies
                             Equity Securities     Overseen by Trustee in Family of Investment
                                in the Fund                         Companies
--------------------------- --------------------- ----------------------------------------------

--------------------------- --------------------- ----------------------------------------------

--------------------------- --------------------- ----------------------------------------------


*    Denotes a Trustee who is an "interested  person" as that term is defined in
     Section 2(a)(19) of the 1940 Act because of his affiliation with the Adviser.

Compensation


For their service as Trustees, the Trustees receive a fee of $1,000 per meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The table below details the amount of compensation the Trustees received from the Fund for the fiscal year ended December 31, 2002. The aggregate compensation is provided by the Fund.

----------------- ------------ --------------------- ------------- ----------------------------
Name and Position  Aggregate     Pension or Retirement  Annual         Total Compensation from
                   Compensation  Benefits Accrued As    Benefits Upon  Fund and Fund Complex Paid
                   From Fund     Part of Fund Expenses  Retirement     to Trustees
----------------- ------------ --------------------- ------------- ----------------------------



------------------ ------------ --------------------- ------------- ----------------------------

In addition, the Fund's Trustees were reimbursed for expenses in connection with the four Board Meetings held during the year. The Fund makes no payments of salary to any officer in such capacity.

Board Committees

The Board has three standing committees as described below:
-------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
Audit Committee
-----------------------------------------------------------------------------------------------------------------
Members                 Description                                                # of Meetings during Past
                                                                                           Fiscal Year
                        Responsible for advising the full Board
                        with respect Because the Trust has
                        recently to accounting, auditing and
                        financial matters been formed, the Audit
                        affecting the Trust. Committee has not yet
                        met.

-----------------------------------------------------------------------------------------------------------------
Nominating Committee
-----------------------------------------------------------------------------------------------------------------
Members                 Description                                                # of Meetings during Past
                                                                                           Fiscal Year
                        Responsible for seeking and reviewing candidates for     None.  Only meets as necessary.
                        consideration as nominees for Trustees as is
                        considered necessary from time to time

-----------------------------------------------------------------------------------------------------------------
Valuation Committee
-----------------------------------------------------------------------------------------------------------------
Members                 Description                                                # of Meetings during Past
                                                                                           Fiscal Year

                        Responsible for (1) monitoring the valuation of the      None.  Only meets as necessary
                        Funds' securities and other investments; and (2) as      when a price is not readily
                        required by each series of the Trust's valuation         available.
                        policies, when the full Board is not in session,
                        determining the fair value of illiquid and other
                        holdings after consideration of all relevant factors,
                        which determinations shall be reported to the full
                        Board.

----------------------- -------------------------------------------------------- --------------------------------

Management Ownership

As of ________, 2002, the officers and/or Trustees of the Fund as a group own less than 1% of the outstanding shares of the Fund.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF FUND SECURITIES

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund's outstanding equity securities. As of ______, 2002, there were no control persons or principal holders of the Fund.

Codes of Ethics

The Trust, the Adviser, sub-adviser and distributor each have adopted a code of ethics pursuant to Rule 17j-1 under the 1940 Act. Each code of ethics permits personnel subject to such code to invest in securities, including securities that may be purchased or held by the Fund. However, the Codes of Ethics contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds. Of course, there can be no assurance that the Codes of Ethics will be effective in identifying and addressing all conflicts of interests relating to personal securities transactions.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). In order to ensure compliance with this law, the Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund's distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Adviser

Salomon Smith Barney, Inc. acts as the investment adviser to the Fund pursuant to an Investment Advisory Agreement (the "Investment Advisory Agreement"). Subject to such policies as the Board of Trustees of the Fund may determine, the Adviser manages the securities of and makes investment decisions for the Fund. In addition, the Adviser provides certain administrative services to the Fund under the Investment Advisory Agreement.

The Adviser is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (formerly, Smith Barney Holdings). Salomon Smith Barney Holdings Inc. is a wholly owned subsidiary of Citigroup.

The Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing investments for the Fund. The Investment Advisory Agreement provides that the Adviser may delegate the daily management of the securities of the Fund to a sub-adviser.

Unless otherwise terminated, the Investment Advisory Agreement will continue in effect for an initial two-year period and thereafter will continue indefinitely as long as such continuance is specifically approved at least annually by the Fund's trustees or by a vote of a majority of the outstanding voting securities of the Fund, and, in either case, by a majority of the trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Investment Advisory Agreement.

The Adviser provides the Fund with general office facilities and supervises the overall administration of the Fund, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the Fund's independent contractors and agents; and arranging for the maintenance of books and records of the Fund. Trustees, officers, and investors in the Fund are or may be or may become interested in the Adviser, as Trustees, officers, employees, or otherwise and Trustees, officers and employees of the Adviser are or may become similarly interested in the Fund. The Fund uses the name "Principal-Protected Fund" by agreement with the Adviser.

The Investment Advisory Agreement provides that the Adviser may render services to others. The Investment Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Fund when authorized either by a vote of holders of shares representing a majority of the voting power of the outstanding voting securities of the Fund or by a vote of a majority of the Fund's trustees, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment (as defined in the 1940 Act). The Investment Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of security transactions for the Fund, except for willful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Investment Advisory Agreement.

The Prospectus contains a description of the fees payable to the Adviser for services under the Investment Advisory Agreement with respect to the Fund. The Adviser may reimburse the Fund or waive all or a portion of its management fees.

The Fund has not paid management fees as of the date of this Statement of Additional Information.

The Adviser may reimburse the Fund for, or waive, all or any portion of its management fees.

Sub-Adviser

[Sub-Adviser Bio info.]

The Sub-Advisory Agreement provides that the Sub-Adviser will formulate and implement a continuous investment program for the Fund in accordance with the Fund's objective, policies and limitations and any investment guidelines established by the Adviser. The Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Adviser is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Adviser Agreements.

The Sub-Advisory Agreement will continue in effect from year to year, provided it is approved at least annually by a vote of the majority of the Trustees, where applicable, who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. Each Sub-Advisory Agreement may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days'
written notice, and will automatically terminate in the event of its "assignment" (as that term is defined in the 1940 Act).

Approval of the Advisory Agreement and the Sub-Advisory Agreements

At the organizational meeting of the Board of Trustees held ________, the Trustees considered and approved the Investment Advisory Agreement with the Adviser and the Sub-Advisory Agreement among the Fund, the Adviser and the Sub-Adviser. In approving the Investment Advisory Agreement and Sub-Advisory Agreement, the Board, including the disinterested trustees, considered the reasonableness of the advisory fees in light of the advisory services to be provided and any potential additional benefits to the Adviser, Sub-Adviser or their affiliates in connection with providing services to the Fund, compared the fees to be charged by the Adviser and Sub-Adviser to those paid by similar Funds or clients for comparable services, and analyzed the expenses expected to be incurred by the Adviser and Sub-Adviser with respect to the Fund. The Board also considered the complex nature of the Fund's management program. After requesting and reviewing such information as they deemed necessary, the Board concluded that the approval of the Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Distributor

Quasar Distributors, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of ________ (the "Distribution Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous during the Subscription Period and the Post Guarantee Period. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund's shares. No affiliated persons of the Fund are affiliated persons of the Distributor.

Distribution and Shareholder Servicing Plan

The Distribution Agreement is terminable with or without cause, without penalty, on 60 days' notice by the Board of Trustees of the Trust or by vote of holders of a majority of the Fund's outstanding voting securities, or on 90 days' notice by the Adviser or Quasar Distributors. Unless otherwise terminated, the Distribution Agreement shall continue for successive annual periods so long as such continuance is specifically approved at least annually by (a) the Trust's Board of Trustees, or (b) by a vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance is also approved by a majority of the trustees of the Trust who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, as defined in the 1940 Act and the rules and regulations thereunder.

Class A, Class B and Class C shares of the Fund have adopted a Distribution and Shareholder Servicing Plan (the "Service Plan") in accordance with Rule 12b-1 under the 1940 Act. Under the Service Plans, the Fund may pay monthly fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to that class in the case of the Service Plan relating to Class A shares, and not to exceed 1.00% of the average daily net assets of the Fund attributable to that class in the case of the Service Plan relating to Class B shares and Class C shares. Such fees may be used to make payments to the distributors for distribution services, to service agents in respect of the sale of shares of the Fund, and to other parties in respect of the sale of shares of the Funds, and to make payments for advertising, marketing or other promotional activity, and payments for preparation, printing, and distribution of prospectuses, statements of additional information and reports for recipients other than regulators and existing shareholders. The Fund also may make payments to the distributors, service agents and others for providing personal service or the maintenance of shareholder accounts. The amounts paid by the distributors to each recipient may vary based upon certain factors, including, among other things, the levels of sales of Fund shares and/or shareholder services provided.

The Service Plan with respect to Class A and Class C shares also provide that the Distributor and service agents may receive the sales charge paid by Class A and Class C investors, respectively, as partial compensation for their services in connection with the sale of shares. The Service Plan with respect to Class B and Class C shares provide that the distributors and service agents may receive all or a portion of the Deferred Sales Charges paid by Class B and Class C investors, respectively.

The Service Plan permits the Fund to pay fees to the Distributor, service agents and others as compensation for their services, not as reimbursement for specific expenses incurred. Thus, even if their expenses exceed the fees provided for by the Plan, the Fund will not be obligated to pay more than those fees and, if their expenses are less than the fees paid to them, they will realize a profit. The Fund will pay the fees to the Distributor and others until the Plan or Distribution Agreement is terminated or not renewed. In that event, the Distributor's or other recipient's expenses in excess of fees received or accrued through the termination date will be the Distributor's or other recipient's sole responsibility and not obligations of the Fund. In their annual consideration of the continuation of the Service Plan for the Fund, the Trustees will review the Service Plan and the expenses for the Fund and each class within the Fund separately.

The Service Plan also recognizes that various service providers to the Fund, such as the Adviser, may make payments for distribution related expenses out of their own resources, including past profits, or payments received from the Fund for other purposes, such as management fees, and that the Fund's distributors or service agents may from time to time use their own resources for distribution related services, in addition to the fees paid under the Plan. The Service Plan specifically provides that, to the extent that such payments might be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1, then the payments are deemed to be authorized by the Plan.

The Service Plan continues in effect if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the trust and who have no direct or indirect financial interest in the operation of the Service Plan or in any agreement related to the Plan (for purposes of this paragraph "qualified trustees"). The Service Plan requires that the Trust and the Distributor provide to the Board of Trustees, and the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Service Plan. The Service Plan further provides that the selection and nomination of the qualified trustees is committed to the discretion of such qualified trustees then in office. The Service Plan may be terminated with respect to any class of the Fund at any time by a vote of a majority of the Trust's qualified Trustees or by a vote of a majority of the outstanding voting securities of that class. The Service Plan may not be amended to increase materially the amount of the permitted expenses of a class thereunder without the approval of a majority of the outstanding securities of that class and may not be materially amended in any case without a vote of a majority of both the Trustees and qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Service Plan for a period of not less than six years, and for the first two years the Distributor will preserve such copies in an easily accessible place.

As contemplated by the Service Plan, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund pursuant to the Distribution Agreement. The Prospectus contains a description of fees payable to the Distributor under the Distribution Agreement.

The Fund has not paid distribution fees as of the date of this Statement of Additional Information.

The Guarantor and Financial Guarantee Agreement

The Fund guarantees that on the Guarantee Maturity Date, each shareholder will be entitled to redeem each of his or her shares for an amount no less than the value of the shareholder's account as of the Fund's close of business on the day immediately preceding the inception of the Guarantee Period less expenses incurred by the Fund that are not covered by the Expense Limitation Agreement with the Adviser, provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from the Guarantor pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund (the "Insurance Policy"). The Fund will pay the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the Insurance Policy. The Insurance Policy is unconditional and irrevocable and will remain in place through the Guarantee Maturity Date for the Fund. However, the Fund's trustees may amend the Insurance Policy at any time without a vote of shareholders. The address of the Guarantor's administrative offices and its telephone number are One State Street Plaza, 19th Floor, New York, New York and
(212) 668-0340.

The Guarantor, the Adviser and the Trust have entered into a Financial Guarantee Agreement specifying the rights and obligations of the parties with respect to the Fund. The terms of the Financial Guarantee Agreement prescribe the manner in which the Fund must be managed during the Guarantee Period. The Financial Guarantee Agreement also may be revised by the trustees without a vote of shareholders.

Expenses

In addition to amounts payable under the Investment Advisory Agreement, Sub-Advisory Agreement and the Service Plan, the Fund is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of trustees that are not affiliated with the Adviser or the Fund's distributors, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The Adviser has entered into a Expense Limitation Agreement with the Fund under which it will limit expenses of the Fund during the Guarantee Period, excluding expenses such as interest, taxes and extraordinary expenses, subject to possible reimbursement to the Adviser within three years, to a maximum of 1.95% in the case of Class A shares and 2.70% in the case of Class B and Class C shares. The expense limit will continue through at least the Guarantee Maturity Date. The Prospectus contains more information about the expenses of the Fund.

Fund Administration

U.S. Bancorp Fund Services, LLC ("USBFS") serves as Fund Administrator pursuant to a Fund Administration Servicing Agreement between the Trust and USBFS. As such, USBFS provides all necessary bookkeeping and blue sky services to monitor the number of Fund shares sold in each state. USBFS will receive a fund administration fee from the Fund, which will be billed to the Fund on a monthly basis.

Fund Accounting and Transfer Agent

USBFS serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement with the Fund. Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. USBFS will receive a fund accountant fee, which will be billed to the Fund on a monthly basis.

Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) shareholder recordkeeping services and share transfer services to the Fund. USBFS will receive a transfer agent fee, which will be billed to the Adviser on a monthly basis.

Custodian

The Custodian for the Trust and the Fund is U.S. Bank, N.A. located at 425 Walnut Street, Cincinnati, Ohio, 45202. As Custodian, U.S. Bank, N.A. holds all of securities and cash owned by the Fund. All of the custodian fees will be paid by the Fund.

Auditors
[TBD]

Counsel

Wilmer, Cutler, & Pickering, 2445 M Street, N.W., Washington, D.C. 20037, serves as counsel for the Fund.

ADDITIONAL INFORMATION ON THE PURCHASE AND SALE OF FUND SHARES AND SHAREHOLDER PROGRAMS

As described in the Prospectus, the Fund provides you with alternative ways of purchasing shares based upon your individual investment needs.

Each class of shares of the Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert to Class A shares eight years after the initial purchase of Class B shares.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) accounting expenses relating to a specific class of shares and (vii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares

Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows.

The Fund receives the entire net asset value of all Class A shares that are sold. The distributors retain the full applicable sales charge from which a distributor pays the uniform reallowances shown in the table below.





                                   Sale charge         Sales  charge as     Broker/Dealer
Amount of your                     as  a % of          a % of  your         Commission  as a
investment                         offering price      investment          % of offering price
---------------------------------- ------------------- ------------------- ------------------------
Less than $25,000                        5.00%               5.26%                  4.50%
$25,000 to less than $50,000             4.25%               4.44%                  3.83%
$50,000 to less than $100,000            3.75%               3.90%                  3.38%
$100,000 to less than $250,000           3.25%               3.36%                  2.93%
$250,000 to less than $500,000           2.75%               2.83%                  2.48%
$500,000 to less than $1,000,000         2.00%               2.04%                  1.80%
$1,000,000 or more                       --0--*              --0--*              up to 1.00%



* Purchases of Class A shares of $1,000,000 or more will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred Sales Charge on Class A shares is payable to the service agent whose clients make purchases of $1,000,000 or more. The Deferred Sales
     Charge is waived in the same circumstances in which the Deferred Sales Charge applicable to Class B and Class C shares is waived. See "Deferred Sales Charge Provisions" and "Waivers of Deferred Sales Charge" below.

Service agents may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the Securities Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

The  initial   sales  charge  on  Class  A  shares  may  be  waived  in  certain circumstances. See "Sales Charge Waivers and Reductions" below for more information about waivers of initial sales charges on Class A shares.

Class B Shares

Class B shares are sold without an initial sales charge but are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below.

Commissions will be paid to service agents that sell Class B shares in the amount of 4.50% of the purchase price of Class B shares sold by these entities. These commissions are not paid on exchanges from other Smith Barney mutual Funds or on sales of Class B shares to investors exempt from the Deferred Sales Charge. Service agents that sell Class B shares will also receive a portion of the service fee payable under the Class B service plan at an annual rate equal to 0.25% of the average daily net assets represented by Class B shares sold by them.

Class C Shares

Class C shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred Sales Charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" below. Service agents selling Class C shares receive a commission of up to 2.00% of the purchase price of the Class C shares they sell. Starting in the 13th month after purchase, service agents also will receive an annual fee of up to 1.00% of the average daily net assets represented by the Class C shares that they have sold. See "Deferred Sales Charge Provisions" below.

General

Investors may purchase shares from a service agent that has entered into a sales or service agreement with a distributor concerning the Fund. In addition, certain investors, including qualified retirement plans that are customers of certain service agents, may be eligible to purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B or Class C shares. Service agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares.

Investors in Class A, Class B and Class C shares may open an account in the Fund by making an initial investment of at least (i) $1,000 for each account, (ii) $1,000 for an IRA, a Self-Employed Retirement Plan, or a Uniform Gift to Minor Account, (iii) $1,000 for a Qualified Retirement Plan (a plan qualified under
Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans) and (iv) $1,000 for Simple IRAs in the Fund. Shareholders may purchase shares of the Fund through the Systematic Investment Plan on a monthly basis only during the Post Guarantee Period. The minimum initial investments required for the Systematic Investment Plan are discussed below under "Systematic Investment Plan." Subsequent investments of at least (i) $100 may be made for all classes for each account, IRA, Self-Employed Retirement Plan or Uniform Gift to Minor Account, (ii) $100 for a Qualified Retirement Plan and
(iii) $100 for a Simple IRA. Shares purchased will be held in the shareholder's account by the service agent.

Purchase orders received by the Fund prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the "trade date"). Orders received by a service agent prior to the close of regular trading on the NYSE, on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or the Fund's agent prior to its close of business. For shares purchased through a service agent, payment for shares of the Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

From time to time, the Distributor or the Adviser, at its expense, may provide additional commissions, compensation or promotional incentives ("concessions") to dealers that sell or arrange for the sale of shares of the Fund. Such concessions provided by the Fund's distributors or the Adviser may include financial assistance to dealers in connection with pre-approved conferences or seminars, sales or training programs for invited registered representatives and other employees, payment for travel expenses, including lodging, incurred by registered representatives and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Fund, and/or other dealer-sponsored events. From time to time, the Fund's distributors or the Adviser may make expense reimbursements for special training of a dealer's registered representatives and other employees in group meetings or to help pay the expenses of sales contests. Other concessions may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. (the "NASD").

Automatic Investment Plan

Class A, Class B and Class C shareholders may make additions to their accounts during the Post Guarantee Period by purchasing shares through a service known as the Automatic Investment Plan ("AIP"). Under an AIP, a service agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's Fund account. For all other accounts, a shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $30 by its service agent. The AIP also authorizes a service agent to apply cash held in the shareholder's account opened with the service agent or redeem the shareholder's shares of certain money market Funds to make additions to the account. Additional information is available from the Fund or your service agent.

Sales Charge Waivers and Reductions

Cumulative Purchase Discount

The reduced sales load reflected in the sales charge tables applies to purchases of Class A shares of the Fund. An aggregate investment includes all shares of the Fund (and any other eligible Funds, as described above), plus the shares being purchased. The current offering price is used to determine the value of all such shares. The same reduction is applicable to purchases under a Letter of Intent as described below.

Right of Accumulation

Class A shares of the Fund may be purchased by any person, as defined above, at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund that are offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter. Additional Information is available from the Fund or the investor's service agent.

Letter of Intent - Class A Shares

A Letter of Intent for an amount of $25,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund offered with a sales charge acquired during the term of the Letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact your service agent or the transfer agent to obtain a Letter of Intent application.

Deferred Sales Charge Provisions

Deferred  Sales Charge Shares are: (a) Class B shares;  (b) Class C shares;  and
(c) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge Shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed six years or later after their purchase; or (d) with respect to Class C shares and Class A shares that are Deferred Sales Charge Shares, shares redeemed more than 12 months after their purchase.

Class B shares and Class C shares that are Deferred Sales Charge Shares are subject to a 1.00% Deferred Sales Charge if redeemed within 12 months of purchase. In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding account statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.

Year Since Purchase Payment Was Made                 Deferred Sales Charge

1st                                                  5%
2nd                                                  4%
3rd                                                  3%
4th                                                  2%
5th                                                  1%
6th and thereafter                                   None

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to the higher Class B share distribution fees. These shares will also be converted at that time such proportion of Class B Dividend Shares (Class B shares that were acquired through the reinvestment of dividends and distributions) owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

To provide an example, assume an investor purchased 100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired five additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

Waivers of Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Redemption of Shares -- Systematic Cash Withdrawal Plan"); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 59 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise; and (g) involuntary redemptions of small account balances.

Deferred Sales Charge waivers will be granted subject to confirmation (by service agents in the case of shareholders who hold shares through a service agent or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Redemption of Shares

Fund shares may be redeemed by shareholders prior to the Guarantee Maturity Date. However, redemptions made for any reason prior to the Guarantee Maturity Date are not eligible for the Guarantee. Moreover, redemptions may be subject to a deferred sales charge.

General. The Fund is required to redeem the shares tendered to it, as described below, at a redemption price equal to its net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable Deferred Sales Charge. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one class, any request for redemption must specify the class being redeemed. In the event of a failure to specify which class, or if the investor owns fewer shares of the class than specified, the redemption request will be delayed until the transfer agent receives further instructions from the shareholder's service agent, or if the shareholder's account is not with a service agent, from the shareholder directly. The redemption proceeds, except as noted below, will be remitted on or before the third business day following receipt of proper tender, except on days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

A written redemption request must (a) state the name of the Fund for which you are redeeming shares, (b) state the class and number or dollar amount of shares to be redeemed, (c) identify the shareholder's account number and (d) be signed by each registered owner exactly as the shares are registered. Any signature appearing on a stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. A signature guarantee may also be required, however, if (i) the transfer agent is instructed to mail the redemption proceeds to an address different than the address on the account, (ii) the account registration information has changed,
(iii) the redemption proceeds are paid to someone other than the account owner(s) or (iv) the redemption proceeds are transferred to an account with different registration. Redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

Systematic Withdrawal Plan. A systematic cash withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares with a value of at least $10,000 ($5,000 for retirement plan accounts) and who wish to receive specific amounts of cash monthly or quarterly during the Post Guarantee Period. Shareholders only may participate in a Withdrawal Plan only during the Post Guarantee Period.

Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares subject to a Deferred Sales Charge at the time the Withdrawal Plan commences. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted. The Withdrawal Plan will be carried over on exchanges between funds or classes of the Fund.

All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly from the Fund may continue to do so and applications for participation in the Withdrawal Plan must be received by the transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal. For additional information, shareholders should contact their service agent or the Fund's transfer agent.

Exchange Privilege

In the future, the Trust may offer additional funds (each, a "Fund" and collectively, the "Funds"). If additional Funds are offered, shareholders of record, including financial institutions and intermediaries, may exchange shares of a Fund for shares of the other Fund on any business day by contacting the Funds' transfer agent directly. This exchange privilege may be changed or canceled by a Fund at any time upon 60 days' notice. Exchanges are generally made only between identically registered accounts unless a shareholder sends written instructions with a signature guarantee requesting otherwise. Exercising the exchange privilege consists of two transactions: a sale of shares in one Fund and the purchase of shares in another. As a result, there may be tax consequences of the exchange. A shareholder could realize short or long-term capital gains or losses. An exchange request received in good order prior to the close of the NYSE will be made at that day's closing NAV. Exchanges of Class B or Class C shares to another Fund's Class B or Class C Classes will not affect the contingent deferred sales charge timeline. In all cases, shareholders will be required to pay a sales charge only once. Please note that the Fund's transfer agent will charge your account a $5.00 fee for every exchange made via telephone.

Because excessive trading can hurt a Fund's performance and shareholders, the Funds reserve the right to, without notice, temporarily or permanently limit the number of exchanges you may make or to otherwise prohibit or restrict any exchange that would not be, in the judgment of the Funds, in the best interest of the Funds or their shareholders.

Exchanges of Class A, Class B and Class C shares are subject to minimum investment requirements and all shares are subject to the other requirements of a Fund into which exchanges are made. Exchanges may be made from the Fund into another Fund during the Guarantee and Post Guarantee Periods. However, if a shareholder exchanges shares during the Guarantee Period, the amount the shareholder is guaranteed to receive at the end of the Guarantee Period will be reduced.

The Exchange Privilege enables shareholders in any Fund to acquire shares of the same class in the Fund with different investment objectives when they believe a shift between Funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the Fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each Fund into which an exchange is being considered. Prospectuses may be obtained from your service agent.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable Deferred Sales Charge, the proceeds are immediately invested, at a price as described above, in shares of the Fund being acquired. The Fund reserves the right to reject any exchange request. The Exchange Privilege may be modified or terminated at any time after written notice to shareholders.

The length of time that Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired and Fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other Funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to the Fund's Distributor.

Telephone Redemption And Exchange Program. Shareholders who do not have a brokerage account with a service agent may be eligible to redeem and exchange Fund shares by telephone. Shareholders may exchange Fund shares by telephone only during the Post Guarantee Period. To determine if a shareholder is entitled to participate in this program, he or she should contact the transfer agent at ________. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee that will be provided by the transfer agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/ her initial investment in the Fund.)

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of shares of the Fund being acquired is identical to the registration of the shares of the Fund exchanged. Such exchange requests may be made by calling the transfer agent at __________on any day on which the NYSE is open. Exchange requests received after the close of regular trading on the NYSE are processed at the net asset value next determined. Please note that the Principal Protected Fund is the only Fund that is operational at the time of this SAI.

Additional Information regarding Telephone Redemption and Exchange Program. Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

The right of redemption may be suspended or the date of payment postponed (a) for any period during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted, or an emergency as determined by the SEC exists, so that disposal of the Fund's investments or determination of net asset value is not reasonably practicable or (c) for such other periods as the SEC by order may permit for the protection of the Fund's shareholders.

Distributions in Kind. If the Board of Trustees of the Trust determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make a redemption payment wholly in cash, the Fund may pay, in accordance with the SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders should expect to incur brokerage costs when subsequently selling shares redeemed in kind.

Class A Exchanges. Class A shareholders of the Fund who wish to exchange all or a portion of their shares for shares of the same class in another Fund eligible for the exchange privilege may do so without imposition of any charge.

Class B Exchanges. Class B shareholders may exchange all or a portion of their shares into any Funds eligible for the exchange privilege. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares into any Fund imposing a higher Deferred Sales Charge than that imposed by the Fund, the exchanged Class B shares will be subject to the higher applicable Deferred Sales Charge. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the Fund that have been exchanged.

Class C Exchanges. Class C shareholders who wish to exchange all or a portion of their shares for Class C shares eligible for the exchange privilege may do so without the imposition of any charge. Upon an exchange, the new Class C shares will be deemed to have been purchased on the same date as the Class C shares of the Fund that have been exchanged, provided that the exchanged shares were subject to a deferred sales charge when purchased.

Additional Information Regarding the Exchange Privilege

The Fund is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent exchanges by investors can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund and its shareholders. Accordingly, if the Fund's management in its sole discretion determines that an investor is engaged in excessive trading, the Fund, with or without prior notice, may temporarily or permanently terminate the availability to that investor of Fund exchanges, or reject in whole or part any purchase or exchange request with respect to such investor's account. Such investors also may be barred from purchases and exchanges involving other funds in the Safety-First Investments fund family. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. The Fund may notify an investor of rejection of a purchase or exchange order after the day the order is placed. If an exchange request is rejected, the Fund will take no other action with respect to the shares until it receives further instructions from the investor. The Fund's policy on excessive trading applies to investors who invest in the Fund directly or through service agents, but does not apply to any systematic investment plans described in the Prospectus.

During times of drastic economic or market conditions, the Fund may suspend the Exchange Privilege temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other Fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the Fund being purchased formally accepts the order, which may result in the purchase being delayed.

Certain shareholders may be able to exchange shares by telephone. See "Redemption of Shares -- Telephone Redemption and Exchange Program." Exchanges will be processed at the net asset value next determined. Redemption procedures discussed above are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the Fund being acquired is identical to the registration of the shares of the Fund exchanged, no signature guarantee is required.

This Exchange Privilege may be modified or terminated at any time, and is available only in those jurisdictions where such exchanges legally may be made. Before making any exchange, shareholders should contact the transfer agent or, if they hold Fund shares through service agents, their service agents to obtain more information and prospectuses of the Funds to be acquired through the exchange. An exchange is treated as a sale of the shares exchanged and could result in taxable gain or loss to the shareholder making the exchange.

Determination of Public Offering Price

The Fund offers its shares to the public during the Subscription Period and the Post Guarantee Period. The public offering price for a Class A, Class B and Class C share of the Fund is equal to the net asset value per share at the time of purchase, plus the applicable initial sales charge for Class A and Class C shares. A Deferred Sales Charge, however, is imposed on certain redemptions of Class A, Class B and Class C shares.

Involuntary Redemptions of Shares

The Fund's Board of Trustees may cause a shareholder's shares to be redeemed under certain circumstances, including in order to eliminate small accounts for administrative efficiencies and cost savings, to protect the tax status of the Fund if necessary and to eliminate ownership of shares by a particular shareholder when the trustees determine, pursuant to adopted policies, that the particular shareholder's ownership is not in the best interests of the other shareholders of that Fund (for example, in the case of a market timer).

PORTFOLIO TRANSACTIONS

The Sub-Adviser trades securities for the Fund if it believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective. Changes in the Fund's investments are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Therefore, the rate of turnover is not a limiting factor when changes are appropriate. Specific decisions to purchase or sell securities for the Fund are made by a portfolio adviser who is an employee of the Sub-Adviser and who is appointed and supervised by its senior officers. The portfolio adviser may serve other clients of the Sub-Adviser in a similar capacity.

In connection with the selection of brokers or dealers and the placing of Fund securities transactions, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Fund and/or the other accounts over which the Sub-Adviser or its affiliates exercise investment discretion. The Adviser is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the Adviser determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities which the Adviser and its affiliates have with respect to accounts over which they exercise investment discretion. The trustees of the Trust periodically review the commissions paid by the Fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits to the Fund.

The management fees that the Fund pays to the Adviser will not be reduced as a consequence of the Adviser's receipt of brokerage and research services. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through the use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff or obtain such services independently.

In certain instances there may be securities that are suitable as an investment for the Fund as well as for one or more of the Sub-Adviser's other clients. Investment decisions for the Fund and for the Sub-Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for the Fund. When purchases or sales of the same security for the Fund and for other Funds managed by the Sub-Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.

Because the Fund is newly offered, it has not paid brokerage commissions as of the date of this Statement of Additional Information.

Portfolio Turnover

In order to qualify for the beneficial tax treatment afforded regulated investment companies, and to be relieved of Federal tax liabilities, the Fund must distribute substantially all of its net income to shareholders generally on an annual basis. Thus, the Fund may have to dispose of portfolio securities under disadvantageous circumstances to generate cash or borrow cash in order to satisfy the distribution requirement. The Fund does not trade in securities for short-term profits but, when circumstances warrant, securities may be sold without regard to the length of time they have been held.

TAX MATTERS

Taxation of the Fund

Federal Taxes. The Fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of Fund distributions, and the composition of the Fund's portfolio assets. Provided all such requirements are met, no U.S. federal income or excise taxes generally will be required to be paid by the Fund. If the Fund should fail to qualify as a "regulated investment company" for any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary income to shareholders.

Foreign Taxes. Investment income and gains received by the Fund from non- U.S. securities may be subject to non-U.S. taxes. The United States has entered into tax treaties with many other countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund intends to qualify for treaty reduced rates where available. It is not possible, however, to determine the Fund's effective rates of non-U.S. tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

If the Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid. If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amount distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amount, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If the Fund does not qualify to elect to "pass through" to its shareholders foreign income taxes paid by it, shareholders will not be able to claim any deduction or credit for any part of their foreign taxes paid by the Fund.

Taxation of Shareholders

Taxation of Distributions. Shareholders of the Fund will generally have to pay federal income taxes and any state or local taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January, will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared.

Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Dividends-Received Deduction. The portion of the Fund's ordinary income dividends attributable to dividends received in respect of equity securities of U.S. issuers is normally eligible for the dividends received deduction for corporations subject to U.S. federal income taxes. Availability of the deduction for particular shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments.

Withholding Tax Payments for Non-U.S. Persons. The Fund will withhold tax payments at the current withholding rate (or any lower rate permitted under an applicable treaty) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from the Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdiction.

Backup Withholding. The account application asks each new shareholder to certify that the shareholder's Social Security or taxpayer identification number is correct and that the shareholder is not subject to backup withholding for failing to report income to the IRS. The Fund may be required to withhold (pay over to the IRS for the shareholder's credit) a percentage of certain distributions and redemption proceeds paid to shareholders who fail to provide this information or who otherwise violate IRS regulations.

Disposition of Shares. In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long- term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales. Gain may be increased (or loss reduced) upon a redemption of Class A Fund shares held for 90 days or less followed by any purchase of shares of the Fund, including purchases by exchange or by reinvestment, without payment of a sales charge which would otherwise apply because of any sales charge paid on the original purchase of the Class A Fund shares.

Effects of Certain Investments and Transactions

Certain Debt Investments. Any investment by the Fund in zero coupon bonds, deferred interest bonds, payment-in-kind bonds, certain stripped securities, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. An investment by the Fund in residual interests of a CMO that has elected to be treated as a real estate mortgage investment conduit, or "REMIC," can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

Payment Under the Financial Guarantee. If it is necessary for the Guarantor to make a payment in connection with the Guarantee, this payment will likely be considered to reduce any otherwise allowable capital losses or in the absence of losses to be treated as additional capital gain.

Options, etc. The Fund's transactions in options, futures contracts and forward contracts will be subject to special tax rules that may affect the amount, timing and character of Fund income and distributions to shareholders. For example, certain positions held by the Fund on the last business day of each taxable year will be marked to market (i.e., treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by the Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will limit its activities in options, futures contracts and forward contracts to the extent necessary to meet the requirements of Subchapter M of the Code.

Foreign Investments. The Fund may make non-U.S. investments. Special tax considerations apply with respect to such investments. Foreign exchange gains and losses realized by the Fund will generally be treated as ordinary income and loss. Use of non-U.S. currencies for non-hedging purposes and investment by the Fund in certain "passive foreign investment companies" may have to be limited in order to avoid a tax on the Fund. The Fund may elect to mark to market any investments in "passive foreign investment companies" on the last day of each taxable year. This election may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold potentially resulting in additional taxable gain or loss to the Fund.

PERFORMANCE INFORMATION AND ADVERTISING

From time to time the Fund may advertise its total return and average annual total return (on a before-tax or after-tax basis) in advertisements and/or other types of sales literature and in reports or other communications to shareholders. These figures are computed separately for Class A, Class B and Class C shares of the Fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the Prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC, is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. From time to time, in reports or other communications to shareholders or in advertising or sales materials, performance of Fund shares may be compared with current or historical performance of other mutual Funds, as listed in the rankings prepared by Lipper, Inc. or similar independent services that monitor the performance of mutual Funds, financial indices such as the S&P 500 Index or other industry or financial publications, including but not limited to: Morningstar, Inc., Barron's, Business Week, CDA Investment Technologies, Inc., Kiplinger's, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any class it will also disclose such information for the other classes.

AVERAGE ANNUAL TOTAL RETURN

The Fund's "average annual total return," as described below, will be computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

                 P(1+T)n = ERV
Where:           P       = a hypothetical initial payment of $1,000.

                 T       = average annual total return.

                 n       = number of years.

                 ERV     = Ending Redeemable Value of a hypothetical $1,000
                           investment made at the beginning of a 1-, 5- or 10-year period at the end of a 1-, 5- or 10- year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

In computing total rates of return quotations, all Fund expenses are included. However, fees that may be charged directly to a shareholder by that shareholder's service agent are not included. Of course, any such fees will reduce the shareholder's net return on investment.

The Fund is newly organized and does not have performance information as of the date of this Statement of Additional Information.

After-Tax Average Annual Total Returns

From time to time the Fund may include after-tax performance in advertisements. To the extent the Fund includes such information, it will be calculated according to the following formulas:

Average annual total return (after taxes on distributions)

                 P(1+T)n = ATVD

Where:           P       = a hypothetical initial payment of $1,000.

                 T       = average annual total return (after taxes on
                           distributions).

                 n       = number of years.

                 ATVD    = ending value of a hypothetical $1,000 investment
                           made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on Fund distributions but not after taxes on redemption.

Average annual total return (after taxes on distributions and sale of Fund shares)

                 P(1+T)n = ATVDR

Where:           P       = a hypothetical initial payment of $1,000.

                 T       = average annual total return (after
                           taxes on distributions and
                           redemption).

                 n       = number of years.

                 ATVDR   = ending value of a hypothetical $1,000 investment
                           made at the beginning of the 1-, 5- or 10-year period at the end of the 1-, 5- or 10-year period (or fractional portion thereof), after taxes on Fund distributions and redemption.

Performance will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses and the expenses exclusively attributable to the class. Consequently, any given performance quotation should not be considered representative of the class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

The Fund is newly offered and does not have performance information as of the date of this Statement of Additional Information.

DETERMINATION OF NET ASSET VALUE; VALUATION OF SECURITIES

The net asset value per share of the Fund is determined for each class on each day during which the New York Stock Exchange ("NYSE") is open for trading (a "business day"). As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays (or the days on which they are observed): New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and during emergencies. This determination of net asset value is made once each day as of the close of regular trading on the NYSE (normally 4:00 p.m. New York City time) by adding the market value of all securities and other assets attributable to the class, then subtracting the liabilities attributable to that class, and then dividing the result by the number of outstanding shares of the class. The net asset value per share is effective for orders received and accepted by the transfer agent prior to its calculation.

For purposes of calculating net asset value per share, all assets and liabilities initially expressed in non-U.S. currencies will be converted into U.S. dollars at the prevailing market rates or if there are no market rates, at fair value at the time of valuation. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or on the Nasdaq stock market, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Securities listed on a non-U.S. exchange are normally valued at the last quoted sale price available before the time when net assets are valued. Bonds and other fixed income securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, use of which has been approved by the board of trustees of the Trust. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the board of trustees of the Trust. Futures contracts are normally valued at the settlement price on the exchange on which they are traded. Securities for which there are no such valuations are valued using fair value procedures established by and under the general supervision of the board of trustees of the Trust.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of regular trading on the NYSE and may also take place on days on which the NYSE is closed and on which it is not possible to purchase or redeem shares of the Fund. If events materially affecting the value of securities occur between the time at which the market price is determined and the time when the Fund's net asset value is calculated, such securities may be valued using fair value procedures established by and under the general supervision of the board of trustees of the Trust.

Interest income on long-term obligations held for the Fund is determined on the basis of interest accrued plus amortization of "original issue discount" (generally, the difference between issue price and stated redemption price at maturity) and premiums (generally, the excess of purchase price over stated redemption price at maturity). Interest income on short-term obligations is determined on the basis of interest accrued plus amortization of any premium.

FINANCIAL STATEMENTS

The Fund is newly-offered and has not issued financial statements as of the date of this Statement of Additional Information.




                         SAFETY-FIRST INVESTMENTS TRUST
                                     PART C

                                OTHER INFORMATION

Item 23.  Exhibits.

(a)  Declaration of Trust

     (i)  Certificate of Trust-- Filed herewith.

     (ii) Agreement and Declaration of Trust-- To be filed by amendment.

(b)  Bylaws-- To be filed by amendment.

(c) Instruments Defining Rights of Security Holders-- Incorporated by reference to the Agreement and Declaration of Trust.

(d)  Investment Advisory Agreements-- To be filed by amendment.

(e)  Underwriting Agreement-- To be filed by amendment.

(f)  Bonus or Profit Sharing Contracts-- Not applicable.

(g)  Custody Agreement-- To be filed by amendment.

(h)  Other Material Contracts

     (i)  Fund Administration Servicing Agreement-- To be filed by amendment.

     (ii) Transfer Agent Servicing Agreement-- To be filed by amendment.

     (iii) Fund Accounting Servicing Agreement-- To be filed by amendment.

     (iv) Power of Attorney-- To be filed by amendment.

     (i)  Opinion and Consent of Counsel-- To be filed by amendment.

(j)  Consent of Independent Public Accountants-- To be filed by amendment.

(k)  Omitted Financial Statements-- Not applicable.

(l)  Agreement Relating to Initial Capital-- To be filed by amendment.

(m)  Rule 12b-1 Plan-- To be filed by amendment.

(n)  Rule 18f-3 Plan-- Not applicable.

(o)  Reserved.

(p)  Code of Ethics-- To be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with Registrant.

     No person is directly or indirectly controlled by or under common control with the Registrant.

Item 25. Indemnification.

     Reference is made to Article X of the Registrant's Declaration of Trust.

     Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue."

Item 26. Business and Other Connections of the Investment Adviser.

     Salomon Smith Barney, Inc. serves as the investment advisor for the Registrant. The business and other connections of Salomon Smith Barney, Inc. will be set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of Salomon Smith Barney, Inc. has been filed with the SEC.

Item 27. Principal Underwriter.

          (a) Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, the Distributor for shares of the Registrant, will also act as principal underwriter for the following other investment companies:

----------------------------------------- --------------------------------------------
          Advisors Series Trust                            IPS Funds
           AHA Investment Funds                       Jacob Internet Fund
     Alpha Analytics Investment Trust             The Jensen Portfolio, Inc.
           Alpine Equity Trust                    Kayne Anderson Mutual Funds
           Alpine Series Trust                           Kenwood Funds
         Brandes Investment Trust                  Kit Cole Investment Trust
      Brandywine Advisors Fund, Inc.              Light Revolution Fund, Inc.
     Builders Fixed Income Fund, Inc.                  The Lindner Funds
            CCM Advisors Funds                            LKCM Funds
       CCMA Select Investment Trust                   Monetta Fund, Inc.
           Country Mutual Funds                       Monetta Trust, Inc.
            Cullen Funds Trust                            MUTUALS.com
     The Dessauer Global Equity Fund              MW Capital Management Funds
              Everest Funds                          PIC Investment Trust
        First American Funds, Inc.             Professionally Managed Portfolios
First American Insurance Portfolios, Inc.            Purisima Funds Trust
  First American Investment Funds, Inc.                 Quintara Funds
   First American Strategy Funds, Inc.    Rainier Investment Management Mutual Funds
     First American Closed End Funds              RNC Mutual Fund Group, Inc.
             FFTW Funds, Inc.                          SAMCO Funds, Inc.
     Fleming Mutual Fund Group, Inc.                   SEIX Funds, Inc.
         Fort Pitt Capital Funds                 TIFF Investment Program, Inc.
           Glenmede Fund, Inc.                    Thompson Plumb Funds, Inc.
       Harding, Loevner Funds, Inc.              Trust for Investment Managers
           Hennessy Funds, Inc.              TT International U.S.A. Master Trust
     The Hennessy Mutual Funds, Inc.                     Wexford Trust
              Investec Funds                             Zodiac Trust
      Investors Research Fund, Inc.
----------------------------------------- --------------------------------------------


          (b)  To  the  best  of  Registrant's  knowledge,   the  directors  and
               executive officers of Quasar Distributors, LLC are as follows:

Name and Principal  Position and Offices with Quasar  Positions and Offices with
Business Address    Distributors, LLC                 Registrant
------------------- --------------------------------- --------------------------
James R. Schoenike  President, Board Member           None
------------------- --------------------------------- --------------------------
Donna J. Berth      Treasurer                         None
------------------- --------------------------------- --------------------------
Suzanne E. Riley    Secretary                         None
------------------- --------------------------------- --------------------------
Joe Redwine         Board Member                      None
------------------- --------------------------------- --------------------------
Bob Kern            Board Member                      None
------------------- --------------------------------- --------------------------
Paul Rock           Board Member                      None
------------------- --------------------------------- --------------------------
Jennie Carlson      Board Member                      None
------------------- --------------------------------- --------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

          (c) The following table sets forth the commissions and other compensation received, directly or indirectly, from the Fund during the last fiscal year by the principal underwriter who is not an affiliated person of the Fund.

                                         (2)                      (3)
                                  Net Underwriting          Compensation on             (4)               (5)
             (1)                    Discounts and            Redemption and          Brokerage           Other
Name of Principal Underwriter        Commission               Repurchases           Commissions      Compensation
------------------------------ ------------------------ ------------------------- ---------------- ------------------
Quasar Distributors, LLC       None                     None                      None             None
------------------------------ ------------------------ ------------------------- ---------------- ------------------


Item 28.  Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:                         Are located at:
-------------------                          ---------------

Registrant's Fund Administrator,             U.S. Bancorp Fund Services, LLC
Fund Accountant, and Transfer Agent          615 East Michigan Street
                                             Milwaukee, WI  53202

Registrant's Investment Adviser              Salomon Smith Barney, Inc.
                                             390 Greenwich Street
                                             New York, NY  10013

Registrant's Custodian                       U.S. Bank, N.A.
                                             425 Walnut Street
                                             Cincinnati, OH  54202

Item 29. Management Services Not Discussed in Parts A and B.

         Not applicable.

Item 30. Undertakings.

         Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 24th day of September, 2002.

                                          SAFETY-FIRST INVESTMENTS TRUST


                                        By:  /s/ Ramesh K. Menon
                                        -------------------------------
                                            Ramesh K. Menon
                                            President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below on 24th, of September 2002 by the following persons in the capacities indicated.


Signature                           Title


/s/ Ramesh K. Menon        President, Trustee and Chairperson
--------------------
Ramesh K. Menon




EXHIBIT INDEX

Exhibit                                                           Exhibit No.
-------                                                           -----------
Registrant's Certificate of Trust                                 EX-99.a.1.